UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-07507

DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2010

SEMIANNUAL REPORT

DWS INVESTMENTS VIT FUNDS

DWS Small Cap Index VIP

Contents

5 Performance Summary

6 Information About Your Portfolio's Expenses

7 Portfolio Summary

8 Investment Portfolio

43 Statement of Assets and Liabilities

44 Statement of Operations

45 Statement of Changes in Net Assets

47 Financial Highlights

48 Notes to Financial Statements

52 Proxy Voting

53 Summary of Management Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 778-1482 or your financial representative. We advise you to consider the Portfolio's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Portfolio. Please read the prospectus carefully before you invest.

Various factors, including costs, cash flows and security selection, may cause the Portfolio's performance to differ from that of the index. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2010

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Portfolio, as stated in the fee table of the prospectus dated May 1, 2010 are 0.56% and 0.81% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Portfolio returns during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment
[] DWS Small Cap Index VIP — Class A [] Russell 2000® Index

The Russell 2000® Index is an unmanaged, capitalization-weighted index that measures the performance of 2,000 smallest companies in the Russell 3000® Index, which represent approximately 8% of the market capitalization of Russell 3000 Index.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results (as of June 30, 2010)
DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,777	$12,099	$7,528	$9,942	$12,864
	Average annual total return	-2.23%	20.99%	-9.03%	-0.12%	2.55%
Russell 2000 Index	Growth of $10,000	$9,805	$12,148	$7,635	$10,185	$13,442
	Average annual total return	-1.95%	21.48%	-8.60%	0.37%	3.00%
DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$9,773	$12,067	$7,474	$9,818	$12,561
	Average annual total return	-2.27%	20.67%	-9.25%	-0.37%	2.83%
Russell 2000 Index	Growth of $10,000	$9,805	$12,148	$7,635	$10,185	$13,280
	Average annual total return	-1.95%	21.48%	-8.60%	0.37%	3.53%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

* The Portfolio commenced offering Class B shares on April 30, 2002. Index returns began on April 30, 2002.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2010 to June 30, 2010).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2010
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 977.70	$ 977.30
Expenses Paid per $1,000*	$ 2.60	$ 3.82
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 1,022.17	$ 1,020.93
Expenses Paid per $1,000*	$ 2.66	$ 3.91

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.53%	.78%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/10	12/31/09

Common Stocks	98%	99%
Cash Equivalents*	2%	1%
	100%	100%
Sector Diversification (As a % of Common Stocks and Rights)	6/30/10	12/31/09

Financials	21%	20%
Information Technology	18%	18%
Industrials	16%	16%
Health Care	14%	14%
Consumer Discretionary	14%	14%
Energy	5%	5%
Materials	5%	5%
Consumer Staples	3%	4%
Utilities	3%	3%
Telecommunication Services	1%	1%
	100%	100%
Ten Largest Equity Holdings (2.1% of Net Assets)
1. Salix Pharmaceuticals Ltd. Develops prescription products for gastrointestinal disease	0.3%
2. MFA Financial, Inc. Operator of a real estate investment trust	0.2%
3. Jack Henry & Associates, Inc. Developer of integrated computer systems	0.2%
4. TIBCO Software, Inc. Provider of software solutions that enable businesses to integrate internal operations	0.2%
5. Highwoods Properties, Inc. Manages and leases suburban offices	0.2%
6. Rock-Tenn Co. Manufacturer of packaging products	0.2%
7. Nordson Corp. Manufacturer of industrial application equipment	0.2%
8. OMEGA Healthcare Investors, Inc. Invests in and provides financing to the long-term care industry	0.2%
9. ev3, Inc. Developer and manufacturer of medical devices	0.2%
10. STERIS Corp. Manufacturer of sterile processing systems	0.2%

Asset allocation, sector diversification and holdings are subject to change.

* In order to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market, the Portfolio invests in futures contracts.

For more complete details about the Portfolio's investment portfolio, see page 8.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the portfolio holdings of the Portfolio is also posted on www.dws-investments.com from time to time. Please see the Portfolio's current prospectus for more information.

Investment Portfolio June 30, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks 97.9%
Consumer Discretionary 13.5%
Auto Components 0.7%
American Axle & Manufacturing Holdings, Inc.*	17,010	124,683
Amerigon, Inc.*	6,283	46,369
Cooper Tire & Rubber Co.	17,070	332,865
Dana Holding Corp.*	38,605	386,050
Dorman Products, Inc.*	3,150	64,040
Drew Industries, Inc.* (a)	5,172	104,474
Exide Technologies* (a)	21,021	109,309
Fuel Systems Solutions, Inc.* (a)	3,784	98,195
Hawk Corp. "A"*	1,222	31,100
Modine Manufacturing Co.*	12,533	96,254
Shiloh Industries, Inc.*	1,452	12,284
Spartan Motors, Inc.	9,936	41,731
Standard Motor Products, Inc.	5,063	40,858
Stoneridge, Inc.*	3,806	28,888
Superior Industries International, Inc.	6,453	86,728
Tenneco, Inc.* (a)	16,440	346,226
		1,950,054
Automobiles 0.0%
Winnebago Industries, Inc.* (a)	7,961	79,132
Distributors 0.0%
Audiovox Corp. "A"*	5,400	39,690
Core-Mark Holding Co., Inc.*	2,837	77,734
		117,424
Diversified Consumer Services 1.3%
American Public Education, Inc.* (a)	5,091	222,477
Bridgepoint Education, Inc.* (a)	5,395	85,295
Cambium Learning Group, Inc.*	4,460	16,056
Capella Education Co.* (a)	4,640	377,464
Coinstar, Inc.*	8,784	377,448
Corinthian Colleges, Inc.* (a)	24,426	240,596
CPI Corp. (a)	1,624	36,410
Grand Canyon Education, Inc.* (a)	8,575	200,912
K12, Inc.*	6,970	154,595
Learning Tree International, Inc.*	1,724	18,705
Lincoln Educational Services Corp.*	4,537	93,417
Mac-Gray Corp.	2,855	31,805
Matthews International Corp. "A"	8,352	244,546
National American University Holdings, Inc.	2,172	18,918
Pre-Paid Legal Services, Inc.* (a)	2,086	94,892
Princeton Review, Inc.* (a)	4,474	10,380
Regis Corp.	16,142	251,331
Sotheby's (a)	18,576	424,833
Steiner Leisure Ltd.*	4,087	157,104
Stewart Enterprises, Inc. "A" (a)	22,136	119,756
Universal Technical Institute, Inc.* (a)	5,912	139,760
		3,316,700
Hotels Restaurants & Leisure 2.4%
AFC Enterprises, Inc.*	7,510	68,341
Ambassadors Group, Inc.	5,434	61,350
Ameristar Casinos, Inc. (a)	7,576	114,095
Biglari Holdings, Inc.*	397	113,899
BJ's Restaurants, Inc.* (a)	6,198	146,273
Bluegreen Corp.*	4,713	14,186
Bob Evans Farms, Inc.	8,385	206,439
Boyd Gaming Corp.*	14,970	127,095
	Shares	Value ($)

Buffalo Wild Wings, Inc.* (a)	5,117	187,180
California Pizza Kitchen, Inc.*	5,166	78,265
Caribou Coffee Co., Inc.* (a)	2,042	19,338
Carrols Restaurant Group, Inc.*	3,474	15,876
CEC Entertainment, Inc.*	6,054	213,464
Churchill Downs, Inc.	3,191	104,665
CKE Restaurants, Inc.	15,258	191,183
Cracker Barrel Old Country Store, Inc. (a)	6,657	309,950
Denny's Corp.*	26,161	68,019
DineEquity, Inc.*	5,119	142,922
Domino's Pizza, Inc.*	10,613	119,927
Einstein Noah Restaurant Group, Inc.*	1,465	15,807
Empire Resorts, Inc.*	7,096	11,566
Gaylord Entertainment Co.* (a)	9,612	212,329
Interval Leisure Group, Inc.*	11,321	140,946
Isle of Capri Casinos, Inc.* (a)	4,142	38,355
Jack in the Box, Inc.* (a)	15,175	295,154
Jamba, Inc.*	16,512	35,171
Krispy Kreme Doughnuts, Inc.* (a)	15,311	51,598
Landry's Restaurants, Inc.* (a)	2,219	54,277
LIFE TIME FITNESS, Inc.* (a)	11,607	368,987
Marcus Corp.	5,759	54,480
McCormick & Schmick's Seafood Restaurants, Inc.*	3,564	26,587
Monarch Casino & Resort, Inc.*	1,997	20,230
Morgans Hotel Group Co.* (a)	6,719	41,389
Multimedia Games, Inc.*	6,526	29,367
O'Charley's, Inc.*	4,969	26,336
Orient-Express Hotels Ltd. "A"* (a)	25,088	185,651
P.F. Chang's China Bistro, Inc.	6,397	253,641
Papa John's International, Inc.*	5,730	132,478
Peet's Coffee & Tea, Inc.* (a)	3,320	130,376
Pinnacle Entertainment, Inc.*	16,994	160,763
Red Lion Hotels Corp.*	2,526	15,080
Red Robin Gourmet Burgers, Inc.* (a)	4,469	76,688
Ruby Tuesday, Inc.* (a)	17,835	151,597
Ruth's Hospitality Group, Inc.*	8,401	35,116
Scientific Games Corp. "A"*	18,009	165,683
Shuffle Master, Inc.*	14,303	114,567
Sonic Corp.* (a)	17,268	133,827
Speedway Motorsports, Inc.	3,493	47,365
Texas Roadhouse, Inc. "A"* (a)	15,835	199,838
The Cheesecake Factory, Inc.*	16,705	371,853
Vail Resorts, Inc.* (a)	10,029	350,112
		6,249,681
Household Durables 0.7%
American Greetings Corp. "A"	11,186	209,849
Beazer Homes USA, Inc.* (a)	20,100	72,963
Blyth, Inc.	1,644	56,011
Brookfield Homes Corp.*	3,184	21,460
Cavco Industries, Inc.*	1,729	60,826
CSS Industries, Inc.	1,866	30,789
Ethan Allen Interiors, Inc. (a)	6,553	91,676
Furniture Brands International, Inc.* (a)	12,800	66,816
Helen of Troy Ltd.*	8,362	184,466
Hooker Furniture Corp.	3,076	32,790
Hovnanian Enterprises, Inc. "A"* (a)	13,245	48,742
iRobot Corp.* (a)	5,806	109,095
	Shares	Value ($)

Kid Brands, Inc.*	3,454	24,282
La-Z-Boy, Inc.*	13,965	103,760
Libbey, Inc.*	4,452	57,787
Lifetime Brands, Inc.*	2,536	37,076
M/I Homes, Inc.*	4,785	46,127
Meritage Homes Corp.* (a)	8,570	139,520
National Presto Industries, Inc.	1,291	119,882
Ryland Group, Inc. (a)	12,296	194,523
Sealy Corp.* (a)	13,302	35,516
Skyline Corp.	1,800	32,418
Standard Pacific Corp.* (a)	29,406	97,922
Universal Electronics, Inc.*	4,036	67,119
		1,941,415
Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	5,298	10,914
Blue Nile, Inc.* (a)	3,521	165,769
drugstore.com, Inc.* (a)	25,647	78,993
Gaiam, Inc. "A"	4,005	24,310
HSN, Inc.*	10,663	255,912
NutriSystem, Inc. (a)	8,772	201,230
Orbitz Worldwide, Inc.*	5,489	20,913
Overstock.com, Inc.*	3,989	72,081
PetMed Express, Inc. (a)	6,564	116,839
Shutterfly, Inc.* (a)	7,431	178,047
US Auto Parts Network, Inc.*	2,943	17,658
Vitacost.com, Inc.*	3,971	35,699
		1,178,365
Leisure Equipment & Products 0.8%
Arctic Cat, Inc.*	3,341	30,437
Brunswick Corp. (a)	24,749	307,630
Callaway Golf Co. (a)	18,370	110,955
Eastman Kodak Co.* (a)	74,843	324,819
JAKKS Pacific, Inc.* (a)	7,968	114,580
Johnson Outdoors, Inc. "A"*	1,177	13,241
Leapfrog Enterprises, Inc.*	8,924	35,874
Marine Products Corp.*	3,050	17,263
Polaris Industries, Inc. (a)	8,672	473,665
Pool Corp. (a)	13,590	297,893
RC2 Corp.*	5,819	93,744
Smith & Wesson Holding Corp.* (a)	15,947	65,223
Sport Supply Group, Inc.	2,014	27,108
Steinway Musical Instruments, Inc.*	1,547	27,521
Sturm, Ruger & Co., Inc.	5,033	72,123
Summer Infant, Inc.*	2,899	18,988
		2,031,064
Media 1.5%
AH Belo Corp. "A"*	4,929	32,729
Arbitron, Inc. (a)	7,209	184,767
Ascent Media Corp. "A"*	3,951	99,802
Ballantyne Strong, Inc.*	3,936	28,497
Beasley Broadcast Group, Inc. "A"*	1,548	7,539
Belo Corp. "A"*	25,955	147,684
Carmike Cinemas, Inc.*	2,291	13,883
Cinemark Holdings, Inc.	15,767	207,336
CKX, Inc.*	15,460	77,145
Crown Media Holdings, Inc.* (a)	4,100	7,216
Cumulus Media, Inc. "A"*	6,071	16,210
Dex One Corp.*	13,851	263,169
E.W. Scripps Co. "A"*	8,712	64,730
Entercom Communications Corp. "A"*	6,479	57,145
Entravision Communications Corp. "A"*	13,431	28,339
	Shares	Value ($)

Fisher Communications, Inc.*	2,000	33,680
Global Sources Ltd.*	6,379	50,011
Gray Television, Inc.*	13,451	32,417
Harte-Hanks, Inc.	11,110	116,100
Journal Communications, Inc. "A"*	12,400	49,228
Knology, Inc.*	8,381	91,604
Lee Enterprises, Inc.*	12,363	31,773
Lin TV Corp. "A"*	7,600	41,116
Lions Gate Entertainment Corp.*	18,941	132,208
Live Nation Entertainment, Inc.*	38,620	403,579
LodgeNet Interactive Corp.*	6,546	24,286
Martha Stewart Living Omnimedia, Inc. "A"* (a)	6,536	32,157
McClatchy Co. "A"*	16,458	59,907
Media General, Inc. "A"*	6,082	59,360
Mediacom Communications Corp. "A"* (a)	10,992	73,866
National CineMedia, Inc.	11,975	199,504
Nexstar Broadcasting Group, Inc. "A"*	2,951	12,925
Outdoor Channel Holdings, Inc.*	2,580	12,049
Playboy Enterprises, Inc. "B"* (a)	7,160	30,072
PRIMEDIA, Inc.	3,460	10,138
Radio One, Inc. "D"*	8,606	11,016
RCN Corp.*	9,524	141,050
ReachLocal, Inc.*	1,327	17,211
Rentrak Corp.*	2,627	63,915
Scholastic Corp. (a)	8,358	201,595
Sinclair Broadcast Group, Inc. "A"*	11,847	69,068
SuperMedia, Inc.*	3,544	64,820
Valassis Communications, Inc.* (a)	13,899	440,876
Value Line, Inc.	300	5,442
Warner Music Group Corp.*	12,491	60,706
Westwood One, Inc.*	1,464	14,450
World Wrestling Entertainment, Inc. "A" (a)	6,700	104,252
		3,926,572
Multiline Retail 0.4%
99 Cents Only Stores*	12,926	191,305
Dillard's, Inc. "A" (a)	12,719	273,459
Fred's, Inc.	10,777	119,194
Retail Ventures, Inc.*	6,581	51,463
Saks, Inc.* (a)	37,514	284,731
The Bon-Ton Stores, Inc.*	3,254	31,727
Tuesday Morning Corp.*	9,069	36,185
		988,064
Specialty Retail 3.3%
America's Car-Mart, Inc.*	2,904	65,718
AnnTaylor Stores Corp.* (a)	16,013	260,532
Asbury Automotive Group, Inc.* (a)	8,388	88,410
Barnes & Noble, Inc.	10,711	138,172
bebe stores, inc.	9,065	58,016
Big 5 Sporting Goods Corp.	5,758	75,660
Books-A-Million, Inc.	2,112	12,714
Borders Group, Inc.*	14,217	18,909
Brown Shoe Co., Inc.	12,119	183,966
Build-A-Bear Workshop, Inc.*	4,074	27,622
Cabela's, Inc.* (a)	11,266	159,301
Casual Male Retail Group, Inc.*	11,533	39,443
Cato Corp. "A"	7,529	165,789
Charming Shoppes, Inc.*	31,075	116,531
Children's Place Retail Stores, Inc.* (a)	7,679	338,030
Christopher & Banks Corp.	9,140	56,577
	Shares	Value ($)

Citi Trends, Inc.*	4,144	136,503
Coldwater Creek, Inc.* (a)	16,271	54,671
Collective Brands, Inc.* (a)	17,739	280,276
Conn's, Inc.* (a)	3,400	19,992
Destination Maternity Corp.*	1,506	38,102
Dress Barn, Inc.*	16,423	391,032
DSW, Inc. "A"* (a)	3,915	87,931
Express, Inc.*	4,432	72,552
Genesco, Inc.* (a)	6,658	175,172
Group 1 Automotive, Inc.* (a)	6,844	161,039
Gymboree Corp.* (a)	8,194	349,966
Haverty Furniture Companies, Inc.	4,666	57,345
hhgregg, Inc.* (a)	3,700	86,284
Hibbett Sports, Inc.*	7,964	190,817
Hot Topic, Inc. (a)	11,305	57,429
Jo-Ann Stores, Inc.*	7,591	284,738
Jos. A. Bank Clothiers, Inc.* (a)	5,157	278,426
Kirkland's, Inc.*	4,641	78,317
Lithia Motors, Inc. "A" (a)	5,499	33,984
Lumber Liquidators Holdings, Inc.* (a)	6,157	143,643
MarineMax, Inc.*	6,120	42,473
Midas, Inc.*	4,041	30,994
Monro Muffler Brake, Inc.	5,495	217,217
New York & Co., Inc.*	8,045	18,423
OfficeMax, Inc.*	23,523	307,210
Pacific Sunwear of California, Inc.* (a)	16,803	53,770
Penske Automotive Group, Inc.*	12,276	139,455
Pier 1 Imports, Inc.* (a)	28,979	185,755
Rent-A-Center, Inc.* (a)	18,221	369,157
Rue21, Inc.* (a)	4,064	123,302
Sally Beauty Holdings, Inc.* (a)	26,244	215,201
Select Comfort Corp.*	15,098	132,107
Shoe Carnival, Inc.*	2,522	51,726
Sonic Automotive, Inc. "A"* (a)	11,092	94,948
Stage Stores, Inc.	11,132	118,890
Stein Mart, Inc.*	7,871	49,036
Systemax, Inc. (a)	2,979	44,894
Talbots, Inc.*	19,441	200,437
The Buckle, Inc. (a)	7,264	235,499
The Finish Line, Inc. "A"	14,063	195,898
The Men's Wearhouse, Inc. (a)	14,828	272,242
The Pep Boys — Manny, Moe & Jack	15,026	133,130
The Wet Seal, Inc. "A"*	29,069	106,102
Ulta Salon, Cosmetics & Fragrance, Inc.* (a)	8,696	205,747
Vitamin Shoppe, Inc.*	4,439	113,860
West Marine, Inc.*	3,553	38,657
Winmark Corp.	666	22,291
Zumiez, Inc.* (a)	5,821	93,776
		8,595,806
Textiles, Apparel & Luxury Goods 2.0%
American Apparel, Inc.*	10,700	19,581
Carter's, Inc.*	16,615	436,144
Cherokee, Inc.	1,925	32,917
Columbia Sportswear Co.	3,123	145,750
Crocs, Inc.* (a)	24,108	255,063
Culp, Inc.*	2,428	26,611
Deckers Outdoor Corp.*	3,566	509,474
Delta Apparel, Inc.*	1,605	23,433
G-III Apparel Group Ltd.*	4,400	100,716
Iconix Brand Group, Inc.* (a)	19,970	286,969
	Shares	Value ($)

Joe's Jeans, Inc.*	11,674	23,115
Jones Apparel Group, Inc.	24,145	382,698
K-Swiss, Inc. "A"* (a)	7,254	81,462
Kenneth Cole Productions, Inc. "A"*	2,090	23,011
LaCrosse Footwear, Inc.	1,258	21,185
Liz Claiborne, Inc.* (a)	26,210	110,606
Maidenform Brands, Inc.*	6,328	128,838
Movado Group, Inc.*	4,312	46,052
Oxford Industries, Inc.	3,823	80,015
Perry Ellis International, Inc.*	2,639	53,308
Quiksilver, Inc.* (a)	35,891	132,797
R.G. Barry Corp.	2,256	24,884
Skechers USA, Inc. "A"* (a)	9,703	354,354
Steven Madden Ltd.*	6,936	218,623
The Warnaco Group, Inc.*	12,275	443,618
Timberland Co. "A"* (a)	11,416	184,368
True Religion Apparel, Inc.* (a)	7,019	154,909
Under Armour, Inc. "A"* (a)	9,730	322,355
Unifi, Inc.*	11,329	43,277
UniFirst Corp.	3,896	171,502
Volcom, Inc.* (a)	5,233	97,177
Weyco Group, Inc.	1,997	45,492
Wolverine World Wide, Inc. (a)	13,608	343,194
		5,323,498
Consumer Staples 3.2%
Beverages 0.2%
Boston Beer Co., Inc. "A"* (a)	2,343	158,035
Coca-Cola Bottling Co. Consolidated	1,174	56,258
Heckmann Corp.*	24,589	114,093
MGP Ingredients, Inc.*	3,092	20,500
National Beverage Corp.	2,978	36,570
		385,456
Food & Staples Retailing 0.9%
Arden Group, Inc. "A"	379	33,303
Casey's General Stores, Inc. (a)	14,110	492,439
Great Atlantic & Pacific Tea Co., Inc.* (a)	7,801	30,424
Ingles Markets, Inc. "A"	3,451	51,938
Nash Finch Co. (a)	3,425	116,998
Pantry, Inc.* (a)	6,094	85,986
PriceSmart, Inc.	4,367	101,445
Rite Aid Corp.*	155,027	151,927
Ruddick Corp. (a)	12,257	379,844
Spartan Stores, Inc.	6,153	84,419
Susser Holdings Corp.*	2,300	27,117
The Andersons, Inc.	4,983	162,396
United Natural Foods, Inc.*	11,972	357,723
Village Super Market, Inc. "A"	1,627	42,709
Weis Markets, Inc.	3,112	102,416
Winn-Dixie Stores, Inc.*	14,945	144,070
		2,365,154
Food Products 1.4%
Alico, Inc. (a)	1,130	25,967
American Italian Pasta Co. "A"*	6,028	318,700
B&G Foods, Inc. "A"	13,223	142,544
Bridgford Foods Corp.	620	8,680
Cal-Maine Foods, Inc.	3,798	121,270
Calavo Growers, Inc. (a)	2,900	52,084
Chiquita Brands International, Inc.* (a)	12,448	151,243
Darling International, Inc.*	23,364	175,464
Diamond Foods, Inc. (a)	6,044	248,408
Dole Food Co., Inc.* (a)	9,680	100,962
	Shares	Value ($)

Farmer Brothers Co.	2,144	32,353
Fresh Del Monte Produce, Inc.* (a)	10,959	221,810
Griffin Land & Nurseries, Inc.	617	15,672
Hain Celestial Group, Inc.* (a)	11,128	224,452
Harbinger Group, Inc.*	2,645	16,611
Imperial Sugar Co. (a)	3,462	34,966
J & J Snack Foods Corp.	3,934	165,621
John B. Sanfilippo & Son, Inc.*	2,193	31,733
Lancaster Colony Corp.	5,336	284,729
Lance, Inc.	7,176	118,332
Lifeway Foods, Inc.*	1,481	14,425
Limoneira Co.	2,264	49,265
Pilgrim's Pride Corp.*	13,503	88,715
Sanderson Farms, Inc.	6,295	319,408
Seneca Foods Corp. "A"*	2,092	67,488
Smart Balance, Inc.*	16,748	68,499
Synutra International, Inc.* (a)	4,980	80,527
Tootsie Roll Industries, Inc. (a)	6,544	154,766
TreeHouse Foods, Inc.* (a)	9,628	439,615
		3,774,309
Household Products 0.2%
Cellu Tissue Holdings, Inc.*	2,523	19,604
Central Garden & Pet Co. "A"*	15,911	142,721
Oil-Dri Corp. of America	1,524	34,976
Spectrum Brands Holdings, Inc.*	4,981	126,318
WD-40 Co.	4,578	152,905
		476,524
Personal Products 0.3%
Elizabeth Arden, Inc.*	6,903	100,231
Female Health Co.	4,952	25,701
Inter Parfums, Inc.	4,035	57,418
Medifast, Inc.* (a)	3,817	98,898
Nature's Sunshine Products, Inc.*	2,086	17,460
Nu Skin Enterprises, Inc. "A"	13,591	338,824
Nutraceutical International Corp.*	2,493	38,043
Prestige Brands Holdings, Inc.*	11,537	81,682
Revlon, Inc. "A"*	2,941	32,822
Schiff Nutrition International, Inc. (a)	3,390	24,137
USANA Health Sciences, Inc.*	1,787	65,279
		880,495
Tobacco 0.2%
Alliance One International, Inc.* (a)	24,294	86,487
Star Scientific, Inc.* (a)	27,533	45,154
Universal Corp. (a)	6,691	265,499
Vector Group Ltd. (a)	11,933	200,713
		597,853
Energy 5.3%
Energy Equipment & Services 1.8%
Allis-Chalmers Energy, Inc.*	10,117	20,841
Basic Energy Services, Inc.* (a)	7,002	53,915
Boots & Coots, Inc.*	21,968	64,806
Bristow Group, Inc.* (a)	9,891	290,795
Cal Dive International, Inc.*	26,185	153,182
CARBO Ceramics, Inc. (a)	5,299	382,535
Complete Production Services, Inc.*	21,563	308,351
Dawson Geophysical Co.*	2,194	46,666
Dril-Quip, Inc.*	9,423	414,801
Global Geophysical Services, Inc.*	2,163	15,076
Global Industries Ltd.*	27,685	124,306
Gulf Island Fabrication, Inc.	3,989	61,909
GulfMark Offshore, Inc. "A"*	6,569	172,108
Helix Energy Solutions Group, Inc.*	28,987	312,190
	Shares	Value ($)

Hercules Offshore, Inc.* (a)	31,376	76,244
Hornbeck Offshore Services, Inc.* (a)	6,337	92,520
ION Geophysical Corp.* (a)	35,204	122,510
Key Energy Services, Inc.* (a)	34,727	318,794
Lufkin Industries, Inc.	8,258	321,979
Matrix Service Co.*	7,456	69,415
Natural Gas Services Group*	3,396	51,382
Newpark Resources, Inc.*	25,347	153,349
OYO Geospace Corp.*	1,125	54,540
Parker Drilling Co.* (a)	31,101	122,849
PHI, Inc. (Non Voting)*	3,834	54,021
Pioneer Drilling Co.*	14,400	81,648
RPC, Inc. (a)	7,991	109,077
Seahawk Drilling, Inc.*	3,029	29,442
Superior Well Services, Inc.* (a)	6,325	105,754
T-3 Energy Services, Inc.* (a)	3,630	101,277
Tesco Corp.*	8,408	103,250
TETRA Technologies, Inc.* (a)	20,699	187,947
Union Drilling, Inc.*	3,732	20,563
Vantage Drilling Co.*	34,805	46,987
Willbros Group, Inc.*	10,549	78,063
		4,723,092
Oil, Gas & Consumable Fuels 3.5%
Abraxas Petroleum Corp.*	18,561	51,971
Alon USA Energy, Inc. (a)	2,677	17,026
American Oil & Gas, Inc.*	13,874	87,129
Apco Oil & Gas International, Inc.	2,449	57,576
Approach Resources, Inc.*	3,500	24,080
Arena Resources, Inc.*	10,952	349,369
ATP Oil & Gas Corp.* (a)	12,617	133,614
Berry Petroleum Co. "A" (a)	14,168	364,401
Bill Barrett Corp.*	12,690	390,471
BPZ Resources, Inc.* (a)	26,947	111,830
Brigham Exploration Co.*	32,218	495,513
Callon Petroleum Co.*	7,970	50,211
CAMAC Energy, Inc.*	13,139	49,008
Carrizo Oil & Gas, Inc.* (a)	8,696	135,049
Cheniere Energy, Inc.* (a)	14,291	40,301
Clayton Williams Energy, Inc.*	1,610	67,813
Clean Energy Fuels Corp.* (a)	11,372	169,898
Cloud Peak Energy, Inc.*	8,836	117,165
Contango Oil & Gas Co.*	3,234	144,721
Crosstex Energy, Inc.*	10,946	70,164
CVR Energy, Inc.*	8,358	62,852
Delek US Holdings, Inc.	3,425	25,003
Delta Petroleum Corp.* (a)	52,293	44,972
DHT Holdings, Inc. (a)	14,120	54,362
Endeavour International Corp.* (a)	43,266	45,862
Energy Partners Ltd.*	8,023	97,961
Energy XXI (Bermuda) Ltd.*	14,002	220,952
Evolution Petroleum Corp.*	3,988	19,980
FX Energy, Inc.* (a)	12,008	43,469
Gastar Exploration Ltd.*	12,004	43,334
General Maritime Corp. (a)	14,770	89,211
GeoResources, Inc.*	3,571	49,744
GMX Resources, Inc.* (a)	7,842	50,895
Golar LNG Ltd. (a)	10,143	100,111
Goodrich Petroleum Corp.* (a)	6,451	77,412
Green Plains Renewable Energy, Inc.*	4,440	45,377
Gulfport Energy Corp.*	7,449	88,345
Hallador Energy Co.*	983	8,798
	Shares	Value ($)

Harvest Natural Resources, Inc.* (a)	8,927	65,792
Houston American Energy Corp.	4,975	49,053
International Coal Group, Inc.* (a)	35,229	135,632
Isramco, Inc.*	336	15,852
James River Coal Co.* (a)	7,646	121,724
Knightsbridge Tankers Ltd.	4,850	85,311
Kodiak Oil & Gas Corp.*	33,014	105,315
L&L Energy, Inc.*	4,662	40,093
Magnum Hunter Resources Corp.*	13,329	58,114
McMoRan Exploration Co.*	23,245	258,252
Miller Petroleum, Inc.*	4,979	28,679
Nordic American Tanker Shipping Ltd. (a)	13,066	367,024
Northern Oil & Gas, Inc.* (a)	12,507	160,590
Overseas Shipholding Group, Inc.	7,099	262,947
Panhandle Oil & Gas, Inc.	1,844	48,737
Patriot Coal Corp.* (a)	21,682	254,763
Penn Virginia Corp.	12,658	254,552
Petroleum Development Corp.* (a)	5,446	139,527
PetroQuest Energy, Inc.*	15,856	107,187
RAM Energy Resources, Inc.*	15,314	31,700
Rentech, Inc.*	59,802	59,204
Resolute Energy Corp.*	10,479	128,263
REX American Resources Corp.*	1,849	29,584
Rex Energy Corp.*	9,269	93,617
Rosetta Resources, Inc.*	14,722	291,643
Scorpio Tankers, Inc.*	3,725	42,651
Ship Finance International Ltd.	12,208	218,279
Stone Energy Corp.* (a)	12,264	136,866
Swift Energy Co.* (a)	10,458	281,425
Syntroleum Corp.* (a)	20,697	33,943
Teekay Tankers Ltd. "A"	7,573	84,287
TransAtlantic Petroleum Ltd.*	40,722	129,089
Uranium Energy Corp.* (a)	15,302	36,113
USEC, Inc.* (a)	31,294	148,959
VAALCO Energy, Inc.*	13,204	73,942
Venoco, Inc.*	5,429	89,416
W&T Offshore, Inc. (a)	9,912	93,768
Warren Resources, Inc.*	19,323	56,037
Western Refining, Inc.* (a)	14,234	71,597
World Fuel Services Corp. (a)	16,419	425,909
		9,211,386
Financials 20.8%
Capital Markets 1.9%
American Capital Ltd.* (a)	93,839	452,304
Arlington Asset Investment Corp. "A"	1,872	35,250
Artio Global Investors, Inc. "A"	7,712	121,387
BGC Partners, Inc. "A"	15,712	80,288
BlackRock Kelso Capital Corp.	15,609	154,061
Calamos Asset Management, Inc. "A"	5,815	53,963
Capital Southwest Corp.	783	68,834
Cohen & Steers, Inc. (a)	4,940	102,456
Cowen Group, Inc. "A"*	10,029	41,119
Diamond Hill Investment Group	700	39,683
Duff & Phelps Corp. "A"	7,539	95,218
Epoch Holding Corp. (a)	4,061	49,828
Evercore Partners, Inc. "A"	4,323	100,942
FBR Capital Markets Corp.*	14,578	48,545
Fifth Street Finance Corp.	12,477	137,621
Financial Engines, Inc.*	3,578	48,661
GAMCO Investors, Inc. "A"	2,050	76,260
	Shares	Value ($)

GFI Group, Inc.	18,300	102,114
Gladstone Capital Corp.	5,787	62,557
Gladstone Investment Corp.	6,600	38,478
Gleacher & Co., Inc.* (a)	21,525	54,889
Harris & Harris Group, Inc.*	8,500	34,765
Hercules Technology Growth Capital, Inc.	10,450	96,244
HFF, Inc. "A"*	5,279	37,323
International Assets Holding Corp.* (a)	3,389	54,224
Investment Technology Group, Inc.*	12,036	193,298
JMP Group, Inc.	4,691	29,037
KBW, Inc.* (a)	9,802	210,155
Knight Capital Group, Inc. "A"* (a)	26,353	363,408
LaBranche & Co., Inc.* (a)	9,695	41,495
Ladenburg Thalmann Financial Services, Inc.*	25,243	31,554
Main Street Capital Corp. (a)	3,368	50,284
MCG Capital Corp. (a)	21,116	101,990
MF Global Holdings Ltd.* (a)	23,959	136,806
MVC Capital, Inc.	6,694	86,486
NGP Capital Resources Co.	5,775	41,407
Oppenheimer Holdings, Inc. "A"	2,816	67,443
optionsXpress Holdings, Inc.*	11,646	183,308
PennantPark Investment Corp.	8,649	82,598
Penson Worldwide, Inc.* (a)	5,222	29,452
Piper Jaffray Companies, Inc.* (a)	4,761	153,399
Prospect Capital Corp. (a)	18,524	178,757
Pzena Investment Management, Inc. "A"	2,800	17,836
Rodman & Renshaw Capital Group, Inc.*	4,364	12,481
Safeguard Scientifics, Inc.*	5,644	59,601
Sanders Morris Harris Group, Inc.	6,136	34,055
Solar Capital Ltd.	1,550	29,853
Stifel Financial Corp.* (a)	8,612	373,675
SWS Group, Inc.	7,909	75,135
Thomas Weisel Partners Group, Inc.*	6,721	39,587
TICC Capital Corp.	7,343	61,681
TradeStation Group, Inc.*	11,290	76,207
Triangle Capital Corp.	3,242	46,101
Virtus Investment Partners, Inc.*	1,293	24,205
Westwood Holdings Group, Inc.	1,573	55,291
		5,073,599
Commercial Banks 6.2%
1st Source Corp.	4,460	75,463
1st United Bancorp., Inc.*	6,090	44,822
Alliance Financial Corp. (a)	1,287	35,779
American National Bankshares, Inc.	1,893	40,491
Ameris Bancorp. (a)	6,571	63,477
Ames National Corp.	2,109	41,210
Arrow Financial Corp.	2,580	59,598
BancFirst Corp.	2,065	75,352
Banco Latinoamericano de Comercio Exterior SA "E"	7,652	95,573
Bancorp. Rhode Island, Inc.	1,041	27,274
Bank of Marin Bancorp.	1,320	42,148
Bank of the Ozarks, Inc.	3,578	126,912
Boston Private Financial Holdings, Inc.	19,905	127,989
Bridge Bancorp., Inc.	1,549	37,610
	Shares	Value ($)

Bryn Mawr Bank Corp. (a)	2,205	37,000
Camden National Corp.	2,116	58,127
Capital City Bank Group, Inc. (a)	3,126	38,700
Cardinal Financial Corp.	7,879	72,802
Cathay General Bancorp. (a)	21,574	222,859
Center Financial Corp.*	9,881	50,887
Centerstate Banks, Inc.	6,105	61,599
Century Bancorp., Inc. "A"	1,033	22,767
Chemical Financial Corp.	6,740	146,797
Citizens & Northern Corp.	3,658	39,141
Citizens Republic Bancorp., Inc.*	107,757	91,593
City Holding Co. (a)	4,338	120,943
CNB Financial Corp.	2,740	30,085
CoBiz Financial, Inc. (a)	9,034	59,534
Columbia Banking System, Inc. (a)	10,872	198,523
Community Bank System, Inc. (a)	9,087	200,187
Community Trust Bancorp., Inc.	3,759	94,351
CVB Financial Corp. (a)	25,006	237,557
Danvers Bancorp., Inc.	5,171	74,721
Eagle Bancorp., Inc.*	4,712	55,507
Encore Bancshares, Inc.*	2,230	22,055
Enterprise Financial Services Corp.	3,626	34,955
Financial Institutions, Inc.	2,853	50,669
First BanCorp. — North Carolina	4,128	59,815
First BanCorp. — Puerto Rico* (a)	23,808	12,618
First Bancorp., Inc.	2,700	35,451
First Busey Corp.	14,323	64,883
First Commonwealth Financial Corp.	24,794	130,168
First Community Bancshares, Inc.	4,380	64,342
First Financial Bancorp.	16,027	239,604
First Financial Bankshares, Inc. (a)	5,752	276,614
First Financial Corp. — Indiana (a)	3,054	78,824
First Interstate BancSystem, Inc. "A"	3,449	54,253
First Merchants Corp. (a)	6,928	58,749
First Midwest Bancorp., Inc. (a)	20,572	250,156
First of Long Island Corp.	1,711	43,990
First South Bancorp., Inc. (a)	2,400	25,464
FirstMerit Corp. (a)	29,849	511,313
FNB Corp. (a)	31,899	256,149
German American Bancorp., Inc. (a)	2,880	44,064
Glacier Bancorp., Inc.	19,713	289,190
Great Southern Bancorp., Inc.	2,688	54,593
Greene Bancshares, Inc.*	3,288	41,988
Hancock Holding Co. (a)	8,112	270,616
Hanmi Financial Corp.*	14,476	18,240
Heartland Financial USA, Inc. (a)	3,621	62,571
Heritage Financial Corp.*	2,663	39,865
Home Bancorp., Inc.*	2,056	26,543
Home Bancshares, Inc. (a)	6,054	138,092
Hudson Valley Holding Corp.	3,292	76,111
IBERIABANK Corp.	7,397	380,798
Independent Bank Corp. — Massachusetts (a)	5,764	142,256
International Bancshares Corp. (a)	14,696	245,276
Investors Bancorp., Inc.*	13,607	178,524
Lakeland Bancorp., Inc. (a)	5,557	47,346
Lakeland Financial Corp.	4,682	93,546
MainSource Financial Group, Inc.	5,170	37,069
MB Financial, Inc. (a)	14,648	269,377
Merchants Bancshares, Inc.	1,476	32,797
Metro Bancorp., Inc.*	3,770	46,522
MidSouth Bancorp., Inc.	2,182	27,864
	Shares	Value ($)

MidWestOne Financial Group, Inc.	1,903	29,458
Nara Bancorp., Inc.*	10,756	90,673
National Bankshares, Inc. (a)	1,801	43,638
National Penn Bancshares, Inc. (a)	34,626	208,102
NBT Bancorp., Inc.	9,448	192,928
Northfield Bancorp., Inc. (a)	4,859	63,070
Old National Bancorp. (a)	24,349	252,256
OmniAmerican Bancorp., Inc.*	3,324	37,528
Oriental Financial Group, Inc. (a)	9,164	116,016
Orrstown Financial Services, Inc.	1,658	36,692
Pacific Continental Corp.	5,134	48,619
PacWest Bancorp. (a)	8,614	157,722
Park National Corp.	3,448	224,258
Peapack-Gladstone Financial Corp. (a)	2,730	31,941
Penns Woods Bancorp., Inc.	1,195	36,352
Peoples Bancorp., Inc.	2,888	41,876
Pinnacle Financial Partners, Inc.* (a)	9,119	117,179
Porter Bancorp., Inc. (a)	730	9,213
PrivateBancorp., Inc.	14,329	158,765
Prosperity Bancshares, Inc. (a)	12,886	447,788
Renasant Corp. (a)	5,828	83,632
Republic Bancorp., Inc. "A" (a)	2,881	64,534
S&T Bancorp., Inc.	6,950	137,332
S.Y. Bancorp., Inc. (a)	3,280	75,374
Sandy Spring Bancorp., Inc. (a)	6,664	93,363
Santander BanCorp.*	884	11,174
SCBT Financial Corp.	3,587	126,334
Sierra Bancorp.	2,333	26,829
Signature Bank* (a)	11,313	430,007
Simmons First National Corp. "A"	4,789	125,759
Southside Bancshares, Inc.	4,547	89,303
Southwest Bancorp., Inc. (a)	5,458	72,537
State Bancorp., Inc.	4,711	44,754
StellarOne Corp.	6,044	77,182
Sterling Bancorp.	7,483	67,347
Sterling Bancshares, Inc.	25,443	119,837
Suffolk Bancorp.	2,567	79,423
Susquehanna Bancshares, Inc. (a)	36,313	302,487
SVB Financial Group*	11,554	476,371
Taylor Capital Group, Inc.*	2,671	34,563
Texas Capital Bancshares, Inc.*	10,126	166,066
The Bancorp., Inc.* (a)	6,263	49,039
Tompkins Financial Corp. (a)	2,172	81,993
Tower Bancorp., Inc.	1,555	34,039
TowneBank (a)	6,517	94,627
TriCo Bancshares	3,873	65,570
Trustmark Corp. (a)	17,651	367,494
UMB Financial Corp.	8,757	311,399
Umpqua Holdings Corp. (a)	31,502	361,643
Union First Market Bankshares Corp.	5,215	63,936
United Bankshares, Inc. (a)	10,733	256,948
United Community Banks, Inc. (a)	26,924	106,350
Univest Corp. of Pennsylvania	4,839	83,811
Virginia Commerce Bancorp., Inc.*	5,560	34,750
Washington Banking Co.	4,402	56,302
Washington Trust Bancorp., Inc.	3,900	66,456
Webster Financial Corp.	18,084	324,427
WesBanco, Inc.	6,114	103,021
West Bancorp.* (a)	4,052	27,594
West Coast Bancorp.	26,072	66,484
Westamerica Bancorp. (a)	8,103	425,570
Western Alliance Bancorp.* (a)	16,341	117,165
	Shares	Value ($)

Whitney Holding Corp.	26,736	247,308
Wilshire Bancorp., Inc. (a)	5,344	46,760
Wintrust Financial Corp. (a)	8,598	286,657
		16,368,323
Consumer Finance 0.5%
Advance America Cash Advance Centers, Inc.	14,750	60,917
Cardtronics, Inc.*	7,459	96,669
Cash America International, Inc. (a)	8,257	282,967
CompuCredit Holdings Corp. (a)	5,046	19,982
Credit Acceptance Corp.*	1,823	88,908
Dollar Financial Corp.* (a)	6,697	132,534
EZCORP, Inc. "A"*	12,607	233,860
First Cash Financial Services, Inc.*	8,311	181,180
Nelnet, Inc. "A"	7,274	140,243
Student Loan Corp.	1,094	26,343
The First Marblehead Corp.* (a)	15,439	36,282
World Acceptance Corp.*	4,539	173,889
		1,473,774
Diversified Financial Services 0.5%
Asset Acceptance Capital Corp.* (a)	4,934	20,427
ASTA Funding, Inc.	2,924	28,860
California First National Bancorp.	432	5,331
Compass Diversified Holdings	9,425	126,389
Encore Capital Group, Inc.*	3,840	79,142
Life Partners Holdings, Inc. (a)	1,833	37,503
MarketAxess Holdings, Inc.	7,613	104,983
Marlin Business Services Corp.*	2,370	28,653
Medallion Financial Corp.	4,500	29,700
NewStar Financial, Inc.*	7,313	46,511
PHH Corp.*	15,375	292,740
PICO Holdings, Inc.* (a)	6,238	186,953
Portfolio Recovery Associates, Inc.* (a)	4,730	315,870
Primus Guaranty Ltd.*	3,383	12,483
		1,315,545
Insurance 2.9%
Alterra Capital Holdings Ltd.	26,702	501,464
Ambac Financial Group, Inc.* (a)	80,300	53,801
American Equity Investment Life Holding Co.	15,747	162,509
American Physicians Capital, Inc.	2,296	70,832
American Physicians Service Group, Inc.	1,594	38,973
American Safety Insurance Holdings Ltd.*	2,900	45,588
AMERISAFE, Inc.*	5,090	89,330
AmTrust Financial Services, Inc.	5,973	71,915
Argo Group International Holdings Ltd.	8,660	264,909
Baldwin & Lyons, Inc.	2,192	46,054
Citizens, Inc.* (a)	10,066	67,040
CNA Surety Corp.*	4,630	74,404
CNO Financial Group, Inc.*	61,539	304,618
Crawford & Co. "B"* (a)	7,300	23,068
Delphi Financial Group, Inc. "A" (a)	13,130	320,503
Donegal Group, Inc. "A"	2,772	34,068
eHealth, Inc.* (a)	6,583	74,849
EMC Insurance Group, Inc. (a)	1,245	27,303
Employers Holdings, Inc.	12,058	177,614
Enstar Group Ltd.*	1,872	124,376
FBL Financial Group, Inc. "A"	3,686	77,406
First American Financial Corp.	28,871	366,084
First Mercury Financial Corp.	4,111	43,494
	Shares	Value ($)

Flagstone Reinsurance Holdings SA	14,522	157,128
FPIC Insurance Group, Inc.*	2,734	70,127
Gerova Financial Group Ltd.*	1,919	10,382
Greenlight Capital Re Ltd. "A"* (a)	7,853	197,817
Hallmark Financial Services, Inc.*	2,863	28,487
Harleysville Group, Inc.	3,229	100,196
Hilltop Holdings, Inc.*	10,564	105,746
Horace Mann Educators Corp.	11,135	170,365
Infinity Property & Casualty Corp.	3,675	169,712
Kansas City Life Insurance Co.	1,074	31,758
Maiden Holdings Ltd.	13,881	91,198
Meadowbrook Insurance Group, Inc.	15,107	130,373
Montpelier Re Holdings Ltd.	19,568	292,150
National Financial Partners Corp.* (a)	11,803	115,315
National Interstate Corp.	1,857	36,806
National Western Life Insurance Co. "A"	636	97,155
Navigators Group, Inc.*	3,387	139,307
NYMAGIC, Inc.	1,455	28,067
Phoenix Companies, Inc.* (a)	31,041	65,497
Platinum Underwriters Holdings Ltd.	12,524	454,496
PMA Capital Corp. "A"*	9,094	59,566
Presidential Life Corp.	6,199	56,411
Primerica, Inc.*	6,636	142,276
ProAssurance Corp.*	9,025	512,259
RLI Corp.	5,110	268,326
Safety Insurance Group, Inc.	3,509	129,903
Seabright Holdings, Inc.	6,465	61,288
Selective Insurance Group, Inc.	14,764	219,393
State Auto Financial Corp.	3,829	59,388
Stewart Information Services Corp. (a)	5,132	46,291
Tower Group, Inc. (a)	11,210	241,351
United America Indemnity Ltd. "A"*	7,665	56,414
United Fire & Casualty Co.	6,338	125,619
Universal Insurance Holdings, Inc.	4,094	17,113
		7,547,882
Real Estate Investment Trusts 7.1%
Acadia Realty Trust (REIT)	11,109	186,853
Agree Realty Corp. (REIT)	2,410	56,201
Alexander's, Inc. (REIT)	568	172,059
American Campus Communities, Inc. (REIT)	14,507	395,896
American Capital Agency Corp. (REIT) (a)	9,038	238,784
Anworth Mortgage Asset Corp. (REIT)	33,079	235,522
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,962	48,755
Ashford Hospitality Trust (REIT)* (a)	10,913	79,992
Associated Estates Realty Corp. (REIT)	8,802	113,986
BioMed Realty Trust, Inc. (REIT)	31,456	506,127
CapLease, Inc. (REIT)	15,565	71,755
Capstead Mortgage Corp. (REIT) (a)	19,328	213,768
CBL & Associates Properties, Inc. (REIT) (a)	38,264	476,004
Cedar Shopping Centers, Inc. (REIT)	15,179	91,378
Chatham Lodging Trust (REIT)*	2,408	43,031
Chesapeake Lodging Trust (REIT)*	2,132	33,728
Cogdell Spencer, Inc. (REIT)	11,972	80,931
Colonial Properties Trust (REIT)	19,275	280,066
Colony Financial, Inc. (REIT)	4,286	72,433
Cousins Properties, Inc. (REIT)	24,891	167,765
	Shares	Value ($)

CreXus Investment Corp. (REIT)	3,610	44,872
Cypress Sharpridge Investments, Inc. (REIT)	4,302	54,463
DCT Industrial Trust, Inc. (REIT)	57,721	260,899
DiamondRock Hospitality Co. (REIT) (a)	42,792	351,750
DuPont Fabros Technology, Inc. (REIT) (a)	11,342	278,560
Dynex Capital, Inc. (REIT)	3,434	31,696
EastGroup Properties, Inc. (REIT)	7,465	265,605
Education Realty Trust, Inc. (REIT)	16,012	96,552
Entertainment Properties Trust (REIT) (a)	12,819	488,019
Equity Lifestyle Properties, Inc. (REIT)	7,252	349,764
Equity One, Inc. (REIT) (a)	10,383	161,975
Excel Trust, Inc. (REIT)*	4,207	50,484
Extra Space Storage, Inc. (REIT) (a)	24,154	335,741
FelCor Lodging Trust, Inc. (REIT)*	17,386	86,756
First Industrial Realty Trust, Inc. (REIT)*	17,629	84,972
First Potomac Realty Trust (REIT)	10,299	147,997
Franklin Street Properties Corp. (REIT) (a)	19,397	229,079
Getty Realty Corp. (REIT)	5,787	129,687
Gladstone Commercial Corp. (REIT)	2,098	34,281
Glimcher Realty Trust (REIT) (a)	19,148	114,505
Government Properties Income Trust (REIT)	5,881	150,083
Hatteras Financial Corp. (REIT)	10,028	278,979
Healthcare Realty Trust, Inc. (REIT) (a)	17,270	379,422
Hersha Hospitality Trust (REIT)	30,574	138,194
Highwoods Properties, Inc. (REIT) (a)	19,836	550,647
Home Properties, Inc. (REIT) (a)	10,963	494,102
Inland Real Estate Corp. (REIT) (a)	21,159	167,579
Invesco Mortgage Capital (REIT)	7,184	143,752
Investors Real Estate Trust (REIT) (a)	21,226	187,426
iStar Financial, Inc. (REIT)*	25,586	114,114
Kilroy Realty Corp. (REIT) (a)	15,010	446,247
Kite Realty Group Trust (REIT)	14,993	62,671
LaSalle Hotel Properties (REIT)	19,351	398,050
Lexington Realty Trust (REIT)	26,846	161,344
LTC Properties, Inc. (REIT)	6,519	158,216
Medical Properties Trust, Inc. (REIT) (a)	30,773	290,497
MFA Financial, Inc. (REIT) (a)	77,474	573,308
Mid-America Apartment Communities, Inc. (REIT) (a)	8,256	424,936
Mission West Properties, Inc. (REIT)	4,927	33,602
Monmouth Real Estate Investment Corp. "A" (REIT)	7,368	54,450
MPG Office Trust, Inc. (REIT)*	13,374	39,186
National Health Investors, Inc. (REIT)	6,742	259,972
National Retail Properties, Inc. (REIT) (a)	23,014	493,420
Newcastle Investment Corp. (REIT)*	17,287	46,329
NorthStar Realty Finance Corp. (REIT) (a)	20,986	56,033
OMEGA Healthcare Investors, Inc. (REIT) (a)	25,882	515,828
One Liberty Properties, Inc. (REIT)	2,332	34,770
Parkway Properties, Inc. (REIT)	6,013	87,609
Pebblebrook Hotel Trust (REIT)*	5,147	97,021
Pennsylvania Real Estate Investment Trust (REIT)	15,358	187,675
	Shares	Value ($)

Pennymac Mortgage Investment Trust (REIT)*	4,837	76,908
Post Properties, Inc. (REIT) (a)	13,420	305,037
Potlatch Corp. (REIT) (a)	11,071	395,567
PS Business Parks, Inc. (REIT)	5,222	291,283
RAIT Financial Trust (REIT)*	20,393	38,135
Ramco-Gershenson Properties Trust (REIT)	10,565	106,706
Redwood Trust, Inc. (REIT) (a)	21,394	313,208
Resource Capital Corp. (REIT)	12,189	69,234
Retail Opportunity Investments Corp.	11,617	112,104
Saul Centers, Inc. (REIT)	1,750	71,102
Sovran Self Storage, Inc. (REIT) (a)	7,719	265,765
Starwood Property Trust, Inc. (REIT)	12,901	218,672
Strategic Hotels & Resorts, Inc. (REIT)*	39,002	171,219
Sun Communities, Inc. (REIT) (a)	5,282	137,121
Sunstone Hotel Investors, Inc. (REIT)* (a)	27,154	269,639
Tanger Factory Outlet Centers, Inc. (REIT) (a)	11,220	464,284
Terreno Realty Corp. (REIT)*	2,555	45,249
Two Harbors Investment Corp. (REIT)	7,206	59,449
U-Store-It Trust (REIT)	25,895	193,177
UMH Properties, Inc. (REIT)	2,562	25,799
Universal Health Realty Income Trust (REIT)	3,136	100,760
Urstadt Biddle Properties "A" (REIT)	5,687	91,731
Walter Investment Management Corp. (REIT)	7,418	121,284
Washington Real Estate Investment Trust (REIT)	16,832	464,395
Winthrop Realty Trust (REIT)	4,999	64,037
		18,660,018
Real Estate Management & Development 0.2%
Avatar Holdings, Inc.*	2,200	42,196
Consolidated-Tomoka Land Co.	1,414	40,299
Forestar Group, Inc.* (a)	10,262	184,306
Kennedy-Wilson Holdings, Inc.*	5,753	58,105
Tejon Ranch Co.*	3,636	83,919
Thomas Properties Group, Inc.	9,793	32,415
		441,240
Thrifts & Mortgage Finance 1.5%
Abington Bancorp., Inc.	5,774	50,349
Astoria Financial Corp. (a)	24,146	332,249
Bank Mutual Corp.	12,588	71,500
BankFinancial Corp.	5,273	43,819
Beneficial Mutual Bancorp., Inc.*	9,529	94,146
Berkshire Hills Bancorp., Inc.	3,964	77,219
BofI Holding, Inc.*	1,931	27,266
Brookline Bancorp., Inc.	16,266	144,442
Clifton Savings Bancorp., Inc.	3,000	25,950
Dime Community Bancshares	7,457	91,945
Doral Financial Corp.*	5,953	14,525
ESB Financial Corp.	2,104	27,457
ESSA Bancorp., Inc.	3,920	48,255
Federal Agricultural Mortgage Corp. "C"	2,672	37,488
First Financial Holdings, Inc.	4,800	54,960
Flagstar Bancorp., Inc.*	13,107	41,156
Flushing Financial Corp.	8,424	103,025
Fox Chase Bancorp.*	1,710	16,365
Heritage Financial Group (a)	350	3,787
Home Federal Bancorp., Inc.	4,624	58,401
	Shares	Value ($)

K-Fed Bancorp. (a)	1,069	9,707
Kearny Financial Corp. (a)	4,150	38,014
Meridian Interstate Bancorp., Inc.*	2,800	30,520
MGIC Investment Corp.* (a)	55,054	379,322
NASB Financial, Inc. (a)	1,000	15,150
NewAlliance Bancshares, Inc.	29,074	325,920
Northwest Bancshares, Inc.	30,579	350,741
OceanFirst Financial Corp.	3,998	48,256
Ocwen Financial Corp.* (a)	20,501	208,905
Oritani Financial Corp.	15,619	156,190
Provident Financial Services, Inc. (a)	16,559	193,575
Provident New York Bancorp.	10,753	95,164
Radian Group, Inc. (a)	36,360	263,246
Rockville Financial, Inc.	2,500	29,775
Roma Financial Corp.	2,001	21,731
Territorial Bancorp., Inc.	3,379	64,032
The PMI Group, Inc.*	38,705	111,857
TrustCo Bank Corp. (a)	20,741	116,150
United Financial Bancorp., Inc.	4,635	63,268
ViewPoint Financial Group (a)	2,749	38,074
Waterstone Financial, Inc.*	3,020	10,298
Westfield Financial, Inc.	7,834	65,257
WSFS Financial Corp.	1,351	48,541
		4,047,997
Health Care 13.6%
Biotechnology 3.2%
Acorda Therapeutics, Inc.* (a)	10,579	329,113
Affymax, Inc.* (a)	5,818	34,792
Alkermes, Inc.* (a)	26,279	327,174
Allos Therapeutics, Inc.*	21,791	133,579
Alnylam Pharmaceuticals, Inc.* (a)	10,094	151,612
AMAG Pharmaceuticals, Inc.* (a)	5,958	204,657
Anthera Pharmaceuticals, Inc.*	1,642	8,801
Arena Pharmaceuticals, Inc.* (a)	27,846	85,487
ARIAD Pharmaceuticals, Inc.*	30,473	85,934
ArQule, Inc.*	10,964	47,145
Array BioPharma, Inc.*	15,833	48,291
AspenBio Pharma, Inc.*	9,688	9,494
Aveo Pharmaceuticals, Inc.*	2,625	18,559
AVI BioPharma, Inc.* (a)	31,729	51,084
BioCryst Pharmaceuticals, Inc.*	8,605	50,856
BioSante Pharmaceuticals, Inc.*	17,860	31,434
BioSpecifics Technologies Corp.*	1,133	22,524
BioTime, Inc.*	5,896	36,319
Celera Corp.*	22,722	148,829
Celldex Therapeutics, Inc.* (a)	9,632	43,922
Cepheid, Inc.* (a)	16,712	267,726
Chelsea Therapeutics International Ltd.*	7,764	22,749
Clinical Data, Inc.*	2,793	34,745
Codexis, Inc.*	1,717	15,041
Combinatorx, Inc.*	18,220	26,419
Cubist Pharmaceuticals, Inc.* (a)	16,395	337,737
Curis, Inc.* (a)	20,390	28,342
Cytokinetics, Inc.*	14,310	33,915
Cytori Therapeutics, Inc.* (a)	11,552	40,201
CytRx Corp.*	30,797	23,714
Dyax Corp.* (a)	27,197	61,737
Dynavax Technologies Corp.*	19,970	37,144
Emergent Biosolutions, Inc.*	5,203	85,017
Enzon Pharmaceuticals, Inc.* (a)	13,743	146,363
Exact Sciences Corp.*	9,878	43,463
Exelixis, Inc.* (a)	29,032	100,741
	Shares	Value ($)

Genomic Health, Inc.* (a)	3,714	48,022
Geron Corp.* (a)	27,300	137,046
Halozyme Therapeutics, Inc.* (a)	20,380	143,475
Idenix Pharmaceuticals, Inc.* (a)	8,923	44,615
ImmunoGen, Inc.* (a)	18,441	170,948
Immunomedics, Inc.* (a)	17,735	54,801
Incyte Corp.* (a)	24,304	269,045
Infinity Pharmaceuticals, Inc.* (a)	4,077	24,095
Inhibitex, Inc.*	13,677	34,876
Inovio Pharmaceuticals, Inc.*	22,423	22,871
InterMune, Inc.*	12,258	114,612
Ironwood Pharmaceuticals, Inc. "A"*	5,300	63,176
Isis Pharmaceuticals, Inc.* (a)	26,187	250,610
Keryx Biopharmaceuticals, Inc.*	14,167	51,851
Lexicon Pharmaceuticals, Inc.* (a)	55,160	70,605
Ligand Pharmaceuticals, Inc. "B"*	34,591	50,503
MannKind Corp.* (a)	17,333	110,758
Martek Biosciences Corp.* (a)	9,211	218,393
Maxygen, Inc.*	9,217	50,970
Medivation, Inc.* (a)	9,601	84,873
Metabolix, Inc.* (a)	7,437	106,423
Micromet, Inc.* (a)	22,431	139,969
Momenta Pharmaceuticals, Inc.* (a)	11,014	135,032
Nabi Biopharmaceuticals*	11,823	64,317
Nanosphere, Inc.*	5,646	24,617
Neuralstem, Inc.*	11,745	29,362
Neurocrine Biosciences, Inc.* (a)	13,100	73,360
NeurogesX, Inc.*	3,322	22,025
Novavax, Inc.* (a)	21,587	46,844
NPS Pharmaceuticals, Inc.*	15,762	101,507
Nymox Pharmaceutical Corp.*	5,140	16,037
Omeros Corp.* (a)	5,239	38,873
Onyx Pharmaceuticals, Inc.* (a)	17,349	374,565
Opko Health, Inc.* (a)	24,539	55,458
Orexigen Therapeutics, Inc.* (a)	8,596	36,103
Osiris Therapeutics, Inc.* (a)	3,897	22,642
PDL BioPharma, Inc.	33,116	186,112
Peregrine Pharmaceuticals, Inc.*	14,359	30,872
Pharmacyclics, Inc.*	10,537	70,176
Pharmasset, Inc.*	8,092	221,235
Progenics Pharmaceuticals, Inc.* (a)	7,227	39,604
Rigel Pharmaceuticals, Inc.* (a)	15,022	108,158
Sangamo BioSciences, Inc.* (a)	13,584	50,397
Savient Pharmaceuticals, Inc.* (a)	19,047	239,992
SciClone Pharmaceuticals, Inc.*	11,399	30,321
Seattle Genetics, Inc.* (a)	23,242	278,672
SIGA Technologies, Inc.* (a)	8,614	66,328
Spectrum Pharmaceuticals, Inc.* (a)	13,828	54,206
StemCells, Inc.* (a)	34,035	31,993
Synta Pharmaceuticals Corp.*	5,100	13,770
Targacept, Inc.*	6,599	127,559
Theravance, Inc.* (a)	17,601	221,245
Transcept Pharmaceuticals, Inc.*	1,485	12,370
Vanda Pharmaceuticals, Inc.* (a)	7,331	48,458
Vical, Inc.* (a)	15,702	48,676
ZIOPHARM Oncology, Inc.*	13,547	43,079
ZymoGenetics, Inc.*	14,783	62,384
		8,463,546
Health Care Equipment & Supplies 3.9%
Abaxis, Inc.* (a)	5,983	128,216
ABIOMED, Inc.* (a)	8,507	82,348
Accuray, Inc.*	14,200	94,146
AGA Medical Holdings, Inc.*	3,386	42,968
	Shares	Value ($)

Align Technology, Inc.* (a)	16,684	248,091
Alimera Sciences, Inc.*	1,779	13,236
Alphatec Holdings, Inc.* (a)	14,080	65,331
American Medical Systems Holdings, Inc.* (a)	20,702	457,928
Analogic Corp.	3,662	166,658
AngioDynamics, Inc.*	6,799	100,285
Antares Pharma, Inc.*	19,564	34,433
ArthroCare Corp.*	7,457	228,557
Atrion Corp.	417	56,316
ATS Medical, Inc.* (a)	14,102	55,985
Cantel Medical Corp.	3,630	60,621
Cerus Corp.*	10,868	34,343
Conceptus, Inc.* (a)	8,317	129,579
CONMED Corp.*	7,975	148,574
CryoLife, Inc.*	7,954	42,872
Cutera, Inc.*	4,245	39,096
Cyberonics, Inc.* (a)	7,654	181,247
Cynosure, Inc. "A"*	2,868	30,888
Delcath Systems, Inc.* (a)	9,911	62,836
Dexcom, Inc.* (a)	16,287	188,278
Dynavox, Inc. "A"*	2,601	41,642
Endologix, Inc.* (a)	14,308	64,815
ev3, Inc.*	23,003	515,497
Exactech, Inc.*	2,330	39,796
Greatbatch, Inc.* (a)	6,518	145,417
Haemonetics Corp.*	6,951	372,018
Hansen Medical, Inc.* (a)	11,134	23,715
HealthTronics, Inc.*	12,667	61,182
HeartWare International, Inc.*	2,585	181,131
ICU Medical, Inc.*	3,184	102,429
Immucor, Inc.* (a)	19,289	367,455
Insulet Corp.* (a)	10,595	159,455
Integra LifeSciences Holdings* (a)	5,809	214,933
Invacare Corp. (a)	7,858	162,975
IRIS International, Inc.*	4,512	45,752
Kensey Nash Corp.* (a)	2,218	52,589
MAKO Surgical Corp.* (a)	7,097	88,358
Masimo Corp. (a)	14,493	345,078
Medical Action Industries, Inc.*	3,662	43,907
MELA Sciences, Inc.* (a)	6,908	51,396
Meridian Bioscience, Inc. (a)	11,203	190,451
Merit Medical Systems, Inc.* (a)	7,599	122,116
Micrus Endovascular Corp.*	4,628	96,216
Natus Medical, Inc.*	8,038	130,939
Neogen Corp.*	6,184	161,093
NuVasive, Inc.* (a)	10,824	383,819
NxStage Medical, Inc.*	6,878	102,070
OraSure Technologies, Inc.*	13,078	60,551
Orthofix International NV*	4,765	152,718
Orthovita, Inc.*	17,658	35,846
Palomar Medical Technologies, Inc.*	5,096	57,024
Quidel Corp.* (a)	5,999	76,127
Rochester Medical Corp.*	3,230	30,523
RTI Biologics, Inc.*	14,435	42,295
SenoRx, Inc.*	4,617	50,695
Sirona Dental Systems, Inc.*	9,262	322,688
Solta Medical, Inc.*	16,467	31,287
Somanetics Corp.*	3,317	82,759
SonoSite, Inc.* (a)	3,890	105,458
Spectranetics Corp.*	8,299	42,989
STAAR Surgical Co.*	9,642	55,152
Stereotaxis, Inc.* (a)	6,688	22,137
	Shares	Value ($)

STERIS Corp.	16,572	515,058
SurModics, Inc.* (a)	4,848	79,556
Symmetry Medical, Inc.*	9,633	101,532
Syneron Medical Ltd.*	9,887	101,638
Synovis Life Technologies, Inc.*	3,152	48,163
TomoTherapy, Inc.*	15,020	47,764
Unilife Corp.*	13,426	78,139
Vascular Solutions, Inc.*	4,436	55,450
Volcano Corp.* (a)	14,076	307,138
West Pharmaceutical Services, Inc. (a)	9,308	339,649
Wright Medical Group, Inc.*	10,744	178,458
Young Innovations, Inc.	1,729	48,671
Zoll Medical Corp.* (a)	5,933	160,784
		10,189,325
Health Care Providers & Services 3.6%
Accretive Health, Inc.*	3,229	42,720
Air Methods Corp.*	3,122	92,880
Alliance HealthCare Services, Inc.*	6,523	26,353
Allied Healthcare International, Inc.*	14,314	33,208
Almost Family, Inc.*	2,247	78,488
Amedisys, Inc.* (a)	7,937	348,990
America Service Group, Inc.	2,655	45,666
American Dental Partners, Inc.*	4,113	49,808
AMERIGROUP Corp.* (a)	14,317	465,016
AMN Healthcare Services, Inc.*	9,695	72,519
AmSurg Corp.*	8,699	155,016
Assisted Living Concepts, Inc. "A"*	2,797	82,763
Bio-Reference Laboratories, Inc.* (a)	6,505	144,216
BioScrip, Inc.*	10,874	56,980
Capital Senior Living Corp.*	7,192	35,744
CardioNet, Inc.*	7,092	38,864
Catalyst Health Solutions, Inc.*	10,403	358,904
Centene Corp.* (a)	13,667	293,841
Chemed Corp. (a)	6,363	347,674
Chindex International, Inc.*	4,200	52,626
Clarient, Inc.* (a)	15,301	47,127
Continucare Corp.*	9,074	30,398
CorVel Corp.*	1,890	63,863
Cross Country Healthcare, Inc.*	8,074	72,585
Emeritus Corp.* (a)	5,588	91,140
Five Star Quality Care, Inc.*	8,717	26,325
Genoptix, Inc.* (a)	4,812	82,766
Gentiva Health Services, Inc.*	7,726	208,679
Hanger Orthopedic Group, Inc.*	7,261	130,408
Health Grades, Inc.*	7,555	45,330
HEALTHSOUTH Corp.* (a)	25,937	485,281
Healthspring, Inc.*	16,005	248,238
Healthways, Inc.*	9,139	108,937
HMS Holdings Corp.* (a)	7,540	408,819
inVentiv Health, Inc.*	9,287	237,747
IPC The Hospitalist Co.*	4,582	115,008
Kindred Healthcare, Inc.*	11,063	142,049
Landauer, Inc.	2,590	157,679
LCA-Vision, Inc.*	5,151	28,537
LHC Group, Inc.* (a)	4,416	122,544
Magellan Health Services, Inc.*	9,200	334,144
MedCath Corp.*	5,282	41,517
Metropolitan Health Networks, Inc.* (a)	11,032	41,149
Molina Healthcare, Inc.* (a)	3,725	107,280
MWI Veterinary Supply, Inc.* (a)	3,367	169,225
National Healthcare Corp.	2,443	84,186
	Shares	Value ($)

National Research Corp.	400	9,644
Odyssey HealthCare, Inc.*	9,147	244,408
Owens & Minor, Inc.	17,405	493,954
PDI, Inc.*	2,469	20,443
PharMerica Corp.*	8,512	124,786
Prospect Medical Holdings, Inc.*	2,597	15,712
Providence Service Corp.*	3,580	50,120
PSS World Medical, Inc.* (a)	15,811	334,403
Psychiatric Solutions, Inc.*	15,727	514,587
RehabCare Group, Inc.*	6,794	147,973
Res-Care, Inc.*	6,978	67,408
Rural/Metro Corp.*	5,268	42,882
Select Medical Holdings Corp.*	13,857	93,950
Skilled Healthcare Group, Inc. "A"*	5,574	37,847
Sun Healthcare Group, Inc.*	12,573	101,590
Sunrise Senior Living, Inc.*	14,827	41,219
Team Health Holdings, Inc.*	4,303	55,595
The Ensign Group, Inc.	4,141	68,409
Triple-S Management Corp. "B"* (a)	5,752	106,700
Universal American Financial Corp.*	8,812	126,893
US Physical Therapy, Inc.*	2,702	45,610
Virtual Radiologic Corp.*	2,021	34,680
WellCare Health Plans, Inc.*	11,800	280,132
		9,512,182
Health Care Technology 0.7%
athenahealth, Inc.* (a)	9,158	239,299
Computer Programs & Systems, Inc. (a)	2,747	112,407
Eclipsys Corp.*	15,936	284,298
MedAssets, Inc.* (a)	11,904	274,744
Medidata Solutions, Inc.*	5,205	80,625
MedQuist, Inc.	2,760	21,832
Merge Healthcare, Inc.*	14,412	42,227
Omnicell, Inc.*	9,392	109,792
Phase Forward, Inc.*	11,488	191,620
Quality Systems, Inc. (a)	5,216	302,476
Transcend Services, Inc.*	2,756	37,206
Vital Images, Inc.*	4,077	51,982
		1,748,508
Life Sciences Tools & Services 0.6%
Accelrys, Inc.*	7,323	47,233
Affymetrix, Inc.*	20,157	118,926
Albany Molecular Research, Inc.*	5,601	28,957
Bruker Corp.*	20,086	244,246
Caliper Life Sciences, Inc.*	12,435	53,098
Cambrex Corp.*	9,285	29,248
Dionex Corp.* (a)	4,942	367,981
Enzo Biochem, Inc.*	8,310	33,822
eResearchTechnology, Inc.*	13,522	106,553
Furiex Pharmaceuticals, Inc.*	2,399	24,374
Kendle International, Inc.*	3,895	44,870
Luminex Corp.* (a)	10,358	168,007
PAREXEL International Corp.*	15,957	345,948
PURE Bioscience*	9,765	23,338
Sequenom, Inc.* (a)	16,821	99,412
		1,736,013
Pharmaceuticals 1.6%
Acura Pharmaceuticals, Inc.* (a)	2,300	5,773
Akorn, Inc.*	13,753	40,846
Alexza Pharmaceuticals, Inc.*	10,700	29,104
Aoxing Pharmaceutical Co., Inc.*	6,729	21,937
Ardea Biosciences, Inc.* (a)	3,665	75,352
Auxilium Pharmaceuticals, Inc.* (a)	11,520	270,720
	Shares	Value ($)

AVANIR Pharmaceuticals, Inc. "A"* (a)	19,645	50,488
Biodel, Inc.*	4,905	18,541
BioMimetic Therapeutics, Inc.*	3,925	43,646
BMP Sunstone Corp.*	7,561	38,939
Cadence Pharmaceuticals, Inc.* (a)	7,576	53,108
Caraco Pharmaceutical Laboratories Ltd.*	3,300	15,576
Corcept Therapeutics, Inc.*	7,031	21,937
Cornerstone Therapeutics, Inc.*	2,025	11,927
Cumberland Pharmaceuticals, Inc.* (a)	4,135	26,547
Cypress Bioscience, Inc.* (a)	11,953	27,492
DepoMed, Inc.*	16,100	45,080
Durect Corp.*	22,554	54,806
Eurand NV*	5,018	48,624
Hi-Tech Pharmacal Co., Inc.* (a)	2,932	67,172
Impax Laboratories, Inc.* (a)	17,508	333,703
Inspire Pharmaceuticals, Inc.*	16,544	82,555
Jazz Pharmaceuticals, Inc.*	4,074	31,899
Lannett Co., Inc.*	3,149	14,391
MAP Pharmaceuticals, Inc.*	3,810	49,987
Medicines Co.*	14,145	107,643
Medicis Pharmaceutical Corp. "A"	16,531	361,698
Nektar Therapeutics* (a)	26,065	315,387
NeoStem, Inc.*	7,214	13,202
Obagi Medical Products, Inc.*	5,002	59,124
Optimer Pharmaceuticals, Inc.*	9,620	89,177
Pain Therapeutics, Inc.* (a)	10,187	56,640
Par Pharmaceutical Companies, Inc.* (a)	9,653	250,592
POZEN, Inc.* (a)	6,813	47,759
Questcor Pharmaceuticals, Inc.*	15,149	154,671
Salix Pharmaceuticals Ltd.* (a)	15,713	613,278
Santarus, Inc.*	13,042	32,344
Somaxon Pharmaceuticals, Inc.*	7,831	28,192
Sucampo Pharmaceuticals, Inc. "A"*	3,421	12,076
SuperGen, Inc.*	14,365	29,017
ViroPharma, Inc.* (a)	21,767	244,008
VIVUS, Inc.* (a)	22,154	212,678
XenoPort, Inc.*	7,587	74,429
		4,182,065
Industrials 15.1%
Aerospace & Defense 1.8%
AAR Corp.* (a)	10,717	179,403
Aerovironment, Inc.* (a)	4,619	100,371
American Science & Engineering, Inc.	2,484	189,306
Applied Energetics, Inc.*	21,832	22,487
Applied Signal Technology, Inc.	3,690	72,508
Argon ST, Inc.*	3,713	127,319
Astronics Corp.* (a)	2,379	38,920
Ceradyne, Inc.*	7,288	155,745
Cubic Corp.	4,363	158,726
Curtiss-Wright Corp. (a)	12,881	374,064
DigitalGlobe, Inc.*	7,701	202,536
Ducommun, Inc.	2,748	46,991
DynCorp International, Inc. "A"*	4,295	75,248
Esterline Technologies Corp.*	8,289	393,313
GenCorp, Inc.* (a)	15,378	67,356
GeoEye, Inc.*	6,096	189,829
Global Defense Technology & Systems, Inc.*	1,047	13,370
HEICO Corp. (a)	8,227	295,514
	Shares	Value ($)

Herley Industries, Inc.*	3,673	52,377
Hexcel Corp.*	26,682	413,838
Kratos Defense & Security Solutions, Inc.*	4,513	47,387
Ladish Co., Inc.*	4,225	95,992
LMI Aerospace, Inc.*	2,600	41,002
Moog, Inc. "A"*	12,588	405,711
Orbital Sciences Corp.*	16,255	256,341
Stanley, Inc.*	3,858	144,212
Taser International, Inc.* (a)	16,230	63,297
Teledyne Technologies, Inc.*	9,931	383,138
Triumph Group, Inc. (a)	4,580	305,165
		4,911,466
Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	15,032	71,552
Atlas Air Worldwide Holdings, Inc.* (a)	7,164	340,290
Dynamex, Inc.*	2,382	29,060
Forward Air Corp.	7,948	216,583
Hub Group, Inc. "A"*	10,512	315,465
Pacer International, Inc.* (a)	9,352	65,371
Park-Ohio Holdings Corp.*	2,182	31,399
		1,069,720
Airlines 0.7%
AirTran Holdings, Inc.* (a)	37,192	180,381
Alaska Air Group, Inc.*	9,886	444,376
Allegiant Travel Co.	4,273	182,414
Hawaiian Holdings, Inc.* (a)	14,430	74,603
JetBlue Airways Corp.* (a)	67,497	370,559
Pinnacle Airlines Corp.*	4,988	27,135
Republic Airways Holdings, Inc.* (a)	10,089	61,644
SkyWest, Inc.	15,449	188,787
US Airways Group, Inc.* (a)	44,512	383,248
		1,913,147
Building Products 0.7%
A.O. Smith Corp.	6,736	324,608
AAON, Inc. (a)	3,343	77,925
American Woodmark Corp. (a)	2,550	43,605
Ameron International Corp.	2,512	151,549
Apogee Enterprises, Inc. (a)	8,149	88,254
Builders FirstSource, Inc.*	12,786	30,686
Gibraltar Industries, Inc.*	8,636	87,224
Griffon Corp.*	12,756	141,081
Insteel Industries, Inc.	5,054	58,728
NCI Building Systems, Inc.*	5,312	44,461
PGT, Inc.*	5,436	13,971
Quanex Building Products Corp.	10,505	181,631
Simpson Manufacturing Co., Inc. (a)	11,118	272,947
Trex Co., Inc.* (a)	4,301	86,407
Universal Forest Products, Inc.	5,250	159,128
		1,762,205
Commercial Services & Supplies 2.5%
ABM Industries, Inc. (a)	14,366	300,968
Acco Brands Corp.*	15,368	76,686
American Reprographics Co.*	10,149	88,601
APAC Customer Services, Inc.*	8,339	47,532
ATC Technology Corp.*	5,653	91,126
Bowne & Co., Inc.	10,998	123,398
Casella Waste Systems, Inc. "A"*	7,082	27,053
Cenveo, Inc.* (a)	15,962	87,472
Clean Harbors, Inc.*	6,401	425,090
Consolidated Graphics, Inc.*	2,564	110,867
Cornell Companies, Inc.*	3,231	86,817
	Shares	Value ($)

Courier Corp.	2,510	30,647
Deluxe Corp.	14,140	265,125
EnergySolutions	24,589	125,158
EnerNOC, Inc.* (a)	5,452	171,411
Ennis, Inc.	7,431	111,539
Fuel Tech, Inc.*	4,216	26,645
G & K Services, Inc. "A"	5,162	106,595
Healthcare Services Group, Inc.	11,886	225,240
Herman Miller, Inc.	15,725	296,731
HNI Corp. (a)	12,425	342,806
Innerworkings, Inc.* (a)	7,246	49,490
Interface, Inc. "A"	14,374	154,377
Kimball International, Inc. "B"	9,128	50,478
Knoll, Inc.	12,958	172,212
M&F Worldwide Corp.*	2,950	79,945
McGrath Rentcorp.	6,588	150,075
Metalico, Inc.*	10,662	42,435
Mine Safety Appliances Co. (a)	7,275	180,274
Mobile Mini, Inc.* (a)	10,208	166,186
Multi-Color Corp.	3,300	33,792
North American Galvanizing & Coatings, Inc.* (a)	4,004	30,711
Rollins, Inc. (a)	11,829	244,742
Schawk, Inc.	2,999	44,835
Standard Parking Corp.*	4,313	68,275
Standard Register Co.	5,456	17,132
Steelcase, Inc. "A" (a)	21,131	163,765
Sykes Enterprises, Inc.*	11,407	162,322
Team, Inc.*	5,268	68,747
Tetra Tech, Inc.* (a)	17,098	335,292
The Brink's Co.	13,272	252,566
The Geo Group, Inc.* (a)	13,627	282,760
United Stationers, Inc.*	6,727	366,420
US Ecology, Inc.	5,300	77,221
Viad Corp.	5,490	96,898
Waste Services, Inc.*	7,500	87,450
		6,545,907
Construction & Engineering 0.8%
Argan, Inc.*	2,332	24,323
Comfort Systems USA, Inc.	10,737	103,719
Dycom Industries, Inc.*	10,750	91,913
EMCOR Group, Inc.*	18,503	428,715
Furmanite Corp.*	9,652	38,318
Granite Construction, Inc. (a)	9,861	232,522
Great Lakes Dredge & Dock Co.	16,233	97,398
Insituform Technologies, Inc. "A"*	10,809	221,368
Layne Christensen Co.*	5,552	134,747
MasTec, Inc.*	14,772	138,857
Michael Baker Corp.*	2,264	79,014
MYR Group, Inc.*	5,521	92,145
Northwest Pipe Co.*	2,425	46,075
Orion Marine Group, Inc.*	7,484	106,273
Pike Electric Corp.*	4,276	40,280
Primoris Services Corp.	5,581	35,160
Sterling Construction Co., Inc.*	4,300	55,642
Tutor Perini Corp.*	7,666	126,336
		2,092,805
Electrical Equipment 1.8%
A123 Systems, Inc.*	20,142	189,939
Acuity Brands, Inc. (a)	12,029	437,615
Advanced Battery Technologies, Inc.* (a)	15,400	50,512
American Superconductor Corp.* (a)	12,282	327,807
	Shares	Value ($)

AZZ, Inc.	3,474	127,739
Baldor Electric Co. (a)	12,989	468,643
Belden, Inc.	12,907	283,954
Brady Corp. "A"	13,664	340,507
Broadwind Energy, Inc.*	25,829	72,321
Capstone Turbine Corp.*	67,594	66,242
Coleman Cable, Inc.*	2,288	12,904
Encore Wire Corp.	5,181	94,242
Ener1, Inc.* (a)	15,938	53,871
Energy Conversion Devices, Inc.* (a)	13,691	56,133
EnerSys*	13,412	286,615
Franklin Electric Co., Inc.	6,470	186,466
FuelCell Energy, Inc.* (a)	21,900	25,842
Generac Holdings, Inc.*	5,389	75,500
GrafTech International Ltd.* (a)	33,398	488,279
Hoku Corp.*	4,920	16,433
II-VI, Inc.* (a)	6,919	205,010
LaBarge, Inc.*	3,256	37,151
LSI Industries, Inc.	4,514	22,028
Polypore International, Inc.* (a)	6,004	136,531
Powell Industries, Inc.*	2,471	67,557
PowerSecure International, Inc.* (a)	5,412	49,195
Preformed Line Products Co.	465	12,997
SatCon Technology Corp.*	20,262	57,949
UQM Technologies, Inc.*	10,101	34,242
Vicor Corp.*	5,406	67,521
Woodward Governor Co.	16,910	431,712
		4,783,457
Industrial Conglomerates 0.3%
Otter Tail Corp. (a)	9,852	190,439
Raven Industries, Inc.	4,630	156,077
Seaboard Corp.	88	132,880
Standex International Corp.	3,591	91,032
Tredegar Corp.	6,821	111,319
United Capital Corp.*	400	9,764
		691,511
Machinery 2.8%
3D Systems Corp.* (a)	5,041	63,265
Actuant Corp. "A"	18,739	352,855
Alamo Group, Inc.	1,777	38,561
Albany International Corp. "A"	7,818	126,573
Altra Holdings, Inc.*	7,754	100,957
American Railcar Industries, Inc.* (a)	2,336	28,219
Ampco-Pittsburgh Corp.	2,565	53,429
ArvinMeritor, Inc.* (a)	25,966	340,155
Astec Industries, Inc.* (a)	5,442	150,907
Badger Meter, Inc. (a)	4,047	156,578
Barnes Group, Inc.	13,661	223,904
Blount International, Inc.*	13,384	137,454
Briggs & Stratton Corp. (a)	13,944	237,327
Cascade Corp.	2,605	92,764
Chart Industries, Inc.*	7,915	123,316
CIRCOR International, Inc.	4,670	119,459
CLARCOR, Inc. (a)	14,002	497,351
Colfax Corp.*	6,647	69,195
Columbus McKinnon Corp.*	5,511	76,989
Commercial Vehicle Group, Inc.*	6,799	69,418
Douglas Dynamics, Inc.*	3,205	36,857
Dynamic Materials Corp.	3,659	58,690
Energy Recovery, Inc.* (a)	11,064	44,256
EnPro Industries, Inc.*	5,735	161,440
ESCO Technologies, Inc.	7,165	184,499
Federal Signal Corp.	17,841	107,760
	Shares	Value ($)

Flow International Corp.*	11,800	27,848
Force Protection, Inc.* (a)	18,840	77,244
FreightCar America, Inc. (a)	3,500	79,170
Gorman-Rupp Co. (a)	3,430	85,921
Graham Corp.	2,488	37,295
Greenbrier Companies, Inc.* (a)	5,459	61,141
John Bean Technologies Corp.	8,040	122,610
Kadant, Inc.*	3,492	60,831
Kaydon Corp.	9,261	304,316
L.B. Foster Co. "A"*	2,687	69,647
Lindsay Corp.	3,368	106,732
Lydall, Inc.*	4,733	36,160
Met-Pro Corp.	3,565	38,359
Middleby Corp.* (a)	4,629	246,217
Miller Industries, Inc.	3,148	42,404
Mueller Industries, Inc.	10,498	258,251
Mueller Water Products, Inc. "A"	41,876	155,360
NACCO Industries, Inc. "A"	1,600	142,016
Nordson Corp. (a)	9,474	531,302
Omega Flex, Inc.	800	11,664
PMFG, Inc.*	4,000	60,600
RBC Bearings, Inc.*	5,887	170,664
Robbins & Myers, Inc.	7,486	162,746
Sauer-Danfoss, Inc.*	3,079	37,625
Sun Hydraulics Corp. (a)	3,677	86,262
Tecumseh Products Co. "A"*	5,468	60,804
Tennant Co.	5,226	176,743
Thermadyne Holdings Corp.*	2,438	26,355
Titan International, Inc.	9,351	93,229
TriMas Corp.*	3,908	44,199
Twin Disc, Inc.	2,385	27,094
Wabash National Corp.*	16,391	116,540
Watts Water Technologies, Inc. "A"	7,985	228,850
Xerium Technologies, Inc.*	2,066	29,172
		7,467,549
Marine 0.2%
American Commercial Lines, Inc.*	2,502	56,320
Baltic Trading Ltd.*	4,634	52,689
Eagle Bulk Shipping, Inc.* (a)	16,672	70,356
Excel Maritime Carriers Ltd.*	11,112	56,893
Genco Shipping & Trading Ltd.*	7,334	109,937
Horizon Lines, Inc. "A" (a)	9,164	38,764
International Shipholding Corp.	1,425	31,535
Ultrapetrol Bahamas Ltd.*	5,192	22,585
		439,079
Professional Services 1.2%
Acacia Research*	9,269	131,898
Administaff, Inc.	6,040	145,926
Barrett Business Services, Inc.	2,358	29,239
CBIZ, Inc.*	11,800	75,048
CDI Corp.	3,282	50,969
Corporate Executive Board Co.	9,310	244,574
CoStar Group, Inc.* (a)	5,789	224,613
CRA International, Inc.*	3,287	61,894
Diamond Management & Technology Consultants, Inc.	6,420	66,190
Dolan Co.* (a)	8,259	91,840
Exponent, Inc.*	3,832	125,383
Franklin Covey Co.*	4,046	26,299
GP Strategies Corp.*	3,608	26,194
Heidrick & Struggles International, Inc.	4,936	112,640
Hill International, Inc.*	7,997	32,468
	Shares	Value ($)

Hudson Highland Group, Inc.*	8,974	39,486
Huron Consulting Group, Inc.* (a)	6,067	117,760
ICF International, Inc.*	4,731	113,213
Kelly Services, Inc. "A"*	7,229	107,495
Kforce, Inc.*	8,532	108,783
Korn/Ferry International*	12,648	175,807
LECG Corp.*	7,263	18,884
Mistras Group, Inc.* (a)	4,036	43,266
Navigant Consulting, Inc.*	14,339	148,839
On Assignment, Inc.*	9,992	50,260
Resources Connection, Inc.*	13,118	178,405
School Specialty, Inc.*	5,053	91,308
SFN Group, Inc.*	14,788	80,742
The Advisory Board Co.* (a)	4,282	183,955
TrueBlue, Inc.*	11,906	133,228
Volt Information Sciences, Inc.*	4,158	34,927
VSE Corp.	1,200	38,184
		3,109,717
Road & Rail 1.1%
AMERCO*	2,365	130,193
Arkansas Best Corp. (a)	6,781	140,706
Avis Budget Group, Inc.* (a)	28,889	283,690
Celadon Group, Inc.*	5,220	73,811
Dollar Thrifty Automotive Group, Inc.*	7,867	335,213
Genesee & Wyoming, Inc. "A"*	10,667	397,986
Heartland Express, Inc. (a)	13,741	199,519
Knight Transportation, Inc. (a)	16,242	328,738
Marten Transport Ltd.*	4,139	86,009
Old Dominion Freight Line, Inc.* (a)	7,781	273,424
P.A.M. Transportation Services, Inc.*	1,303	19,584
Patriot Transportation Holding, Inc.*	400	32,364
Quality Distribution, Inc.*	2,590	13,390
RailAmerica, Inc.*	6,835	67,803
Roadrunner Transportation Systems, Inc.*	3,028	43,028
Saia, Inc.*	4,549	68,235
Universal Truckload Services, Inc.*	1,496	20,839
USA Truck, Inc.*	2,424	39,075
Werner Enterprises, Inc. (a)	11,791	258,105
		2,811,712
Trading Companies & Distributors 0.8%
Aceto Corp.	6,582	37,715
Aircastle Ltd.	14,056	110,340
Applied Industrial Technologies, Inc.	11,598	293,661
Beacon Roofing Supply, Inc.* (a)	12,367	222,853
BlueLinx Holdings, Inc.*	3,450	9,073
CAI International, Inc.*	2,942	35,010
DXP Enterprises, Inc.*	2,600	40,690
H&E Equipment Services, Inc.*	7,297	54,655
Houston Wire & Cable Co. (a)	4,992	54,163
Interline Brands, Inc.*	8,894	153,777
Kaman Corp.	7,223	159,773
Lawson Products, Inc.	1,100	18,678
RSC Holdings, Inc.* (a)	14,110	87,059
Rush Enterprises, Inc. "A"*	9,021	120,521
TAL International Group, Inc.	4,635	104,148
Textainer Group Holdings Ltd.	2,700	65,178
Titan Machinery, Inc.*	3,587	47,097
United Rentals, Inc.* (a)	16,411	152,951
Watsco, Inc. (a)	7,671	444,304
		2,211,646
	Shares	Value ($)

Information Technology 17.6%
Communications Equipment 2.7%
Acme Packet, Inc.*	12,119	325,759
ADC Telecommunications, Inc.* (a)	26,792	198,529
ADTRAN, Inc.	17,201	469,071
Anaren, Inc.*	4,066	60,746
Arris Group, Inc.*	35,274	359,442
Aruba Networks, Inc.* (a)	20,281	288,801
Aviat Networks, Inc.*	17,646	64,055
Bel Fuse, Inc. "B"	2,887	47,664
BigBand Networks, Inc.*	12,600	38,052
Black Box Corp.	4,992	139,227
Blue Coat Systems, Inc.*	11,525	235,456
Calix, Inc.*	2,069	21,228
Comtech Telecommunications Corp.* (a)	8,054	241,056
DG Fastchannel, Inc.*	6,914	225,258
Digi International, Inc.*	6,804	56,269
EMS Technologies, Inc.*	4,391	65,953
Emulex Corp.*	22,121	203,071
Extreme Networks, Inc.*	26,378	71,221
Finisar Corp.*	20,865	310,888
Globecomm Systems, Inc.*	5,503	45,400
Harmonic, Inc.*	26,397	143,600
Hughes Communications, Inc.*	2,443	59,438
Infinera Corp.* (a)	24,714	158,911
InterDigital, Inc.* (a)	12,138	299,687
Ixia*	9,063	77,851
KVH Industries, Inc.*	3,609	44,824
Loral Space & Communications, Inc.*	2,919	124,700
Meru Networks, Inc.*	1,516	17,980
NETGEAR, Inc.*	9,985	178,132
Network Engines, Inc.*	9,981	27,048
Network Equipment Technologies, Inc.*	9,355	32,649
Occam Networks, Inc.*	3,480	19,349
Oclaro, Inc.*	13,679	151,700
Oplink Communications, Inc.*	6,040	86,553
OpNext, Inc.*	13,256	21,872
Palm, Inc.* (a)	45,698	260,022
PC-Tel, Inc.*	4,511	22,735
Plantronics, Inc.	13,358	382,039
Powerwave Technologies, Inc.* (a)	34,398	52,973
Riverbed Technology, Inc.* (a)	17,468	482,466
SeaChange International, Inc.*	7,941	65,354
ShoreTel, Inc.*	13,049	60,547
Sonus Networks, Inc.* (a)	57,329	155,362
Sycamore Networks, Inc.	5,463	90,795
Symmetricom, Inc.*	12,189	62,042
Tekelec*	19,083	252,659
UTStarcom, Inc.* (a)	32,533	59,861
ViaSat, Inc.* (a)	9,267	301,734
		7,160,029
Computers & Peripherals 0.9%
3PAR, Inc.* (a)	10,800	100,548
ADPT Corp.* (a)	33,686	97,353
Avid Technology, Inc.* (a)	7,958	101,305
Compellent Technologies, Inc.* (a)	6,471	78,429
Cray, Inc.*	9,671	53,964
Electronics for Imaging, Inc.*	12,521	122,080
Hutchinson Technology, Inc.*	6,502	28,154
Hypercom Corp.*	12,751	59,165
	Shares	Value ($)

Imation Corp.*	8,592	78,960
Immersion Corp.* (a)	7,833	39,635
Intermec, Inc.*	13,538	138,765
Intevac, Inc.*	6,166	65,791
Isilon Systems, Inc.* (a)	7,549	96,929
Netezza Corp.*	14,112	193,052
Novatel Wireless, Inc.* (a)	8,473	48,635
Presstek, Inc.*	7,638	26,962
Quantum Corp.* (a)	57,589	108,267
Rimage Corp.*	2,549	40,351
Silicon Graphics International Corp.* (a)	8,435	59,720
STEC, Inc.* (a)	11,288	141,777
Stratasys, Inc.*	5,749	141,195
Super Micro Computer, Inc.* (a)	6,513	87,926
Synaptics, Inc.* (a)	9,293	255,557
Xyratex Ltd.*	8,338	117,983
		2,282,503
Electronic Equipment, Instruments & Components 2.3%
Agilysys, Inc.	5,311	35,531
Anixter International, Inc.* (a)	7,775	331,215
Bell Microproducts, Inc.*	8,980	62,680
Benchmark Electronics, Inc.*	17,432	276,297
Brightpoint, Inc.*	19,525	136,675
Checkpoint Systems, Inc.*	10,790	187,314
Cogent, Inc.*	14,531	130,924
Cognex Corp.	10,964	192,747
Coherent, Inc.*	6,981	239,448
Comverge, Inc.* (a)	6,718	60,193
CPI International, Inc.*	2,130	33,207
CTS Corp.	9,191	84,925
Daktronics, Inc. (a)	9,889	74,167
DDi Corp.	3,150	23,720
DTS, Inc.* (a)	4,774	156,921
Echelon Corp.* (a)	8,440	61,865
Electro Rent Corp.	4,250	54,358
Electro Scientific Industries, Inc.*	7,500	100,200
FARO Technologies, Inc.*	4,611	86,272
Gerber Scientific, Inc.*	6,974	37,311
ICx Technologies, Inc.* (a)	3,800	27,740
Insight Enterprises, Inc.* (a)	12,818	168,685
IPG Photonics Corp.*	7,174	109,260
Keithley Instruments, Inc.	3,121	27,558
L-1 Identity Solutions, Inc.* (a)	21,548	176,478
Littelfuse, Inc.*	6,054	191,367
Maxwell Technologies, Inc.* (a)	7,333	83,596
Measurement Specialties, Inc.*	4,016	55,019
Mercury Computer Systems, Inc.*	6,707	78,673
Methode Electronics, Inc.	10,078	98,160
Microvision, Inc.* (a)	23,939	70,859
MTS Systems Corp.	4,520	131,080
Multi-Fineline Electronix, Inc.*	2,878	71,835
Newport Corp.*	9,973	90,355
OSI Systems, Inc.*	4,489	124,660
Park Electrochemical Corp.	5,694	138,991
PC Connection, Inc.*	2,400	14,544
Plexus Corp.*	11,263	301,173
Power-One, Inc.* (a)	16,093	108,628
RadiSys Corp.*	6,359	60,538
Richardson Electonics Ltd.	3,969	35,721
Rofin-Sinar Technologies, Inc.* (a)	8,642	179,926
Rogers Corp.*	4,418	122,688
	Shares	Value ($)

Sanmina-SCI Corp.*	22,018	299,665
ScanSource, Inc.*	7,273	181,316
Smart Modular Technologies (WWH), Inc.*	14,514	84,907
Spectrum Control, Inc.*	3,281	45,868
SYNNEX Corp.* (a)	6,185	158,460
Technitrol, Inc. (a)	10,660	33,686
TESSCO Technologies, Inc.	1,366	22,812
TTM Technologies, Inc.* (a)	22,167	210,586
Universal Display Corp.*	8,236	148,083
Viasystems Group, Inc.*	1,209	17,857
X-Rite, Inc.*	7,808	28,812
Zygo Corp.*	5,406	43,843
		6,109,399
Internet Software & Services 1.9%
Ancestry.com, Inc.*	5,219	91,959
Archipelago Learning, Inc.*	3,236	36,987
Art Technology Group, Inc.*	42,899	146,715
comScore, Inc.*	6,269	103,250
Constant Contact, Inc.* (a)	7,893	168,358
DealerTrack Holdings, Inc.* (a)	11,150	183,417
Dice Holdings, Inc.*	5,000	34,600
Digital River, Inc.* (a)	11,014	263,345
DivX, Inc.*	9,164	70,196
EarthLink, Inc.	29,712	236,508
GSI Commerce, Inc.* (a)	17,186	494,957
InfoSpace, Inc.*	10,363	77,930
Internap Network Services Corp.*	14,392	60,015
Internet Brands, Inc. "A"*	7,944	82,062
Internet Capital Group, Inc.*	10,076	76,578
j2 Global Communications, Inc.* (a)	12,735	278,132
Keynote Systems, Inc.	3,168	28,575
KIT Digital, Inc.*	5,497	48,484
Limelight Networks, Inc.*	10,780	47,324
Liquidity Services, Inc.*	3,913	50,712
LivePerson, Inc.* (a)	12,081	82,876
Local.com Corp.*	4,426	30,274
LogMeIn, Inc.*	4,173	109,458
LoopNet, Inc.*	5,402	66,607
Marchex, Inc. "B"	4,412	16,986
ModusLink Global Solutions, Inc.*	12,637	76,201
Move, Inc.*	43,755	89,698
NIC, Inc. (a)	15,422	98,855
OpenTable, Inc.*	4,369	181,182
Openwave Systems, Inc.* (a)	22,941	46,570
Perficient, Inc.*	6,793	60,526
QuinStreet, Inc.* (a)	3,118	35,888
Rackspace Hosting, Inc.* (a)	26,839	492,227
RealNetworks, Inc.*	22,108	72,956
Saba Software, Inc.*	7,942	40,901
SAVVIS, Inc.*	10,390	153,252
Stamps.com, Inc.*	2,895	29,674
Support.com, Inc.*	13,900	57,824
TechTarget, Inc.* (a)	3,400	18,292
Terremark Worldwide, Inc.*	16,134	126,007
The Knot, Inc.*	8,290	64,496
Travelzoo, Inc.*	1,743	21,578
United Online, Inc.	24,803	142,865
ValueClick, Inc.* (a)	22,488	240,397
Vocus, Inc.*	4,951	75,651
Zix Corp.* (a)	15,575	35,200
		5,046,545
	Shares	Value ($)

IT Services 1.9%
Acxiom Corp.*	18,683	274,453
CACI International, Inc. "A"*	8,356	354,963
Cass Information Systems, Inc.	2,316	79,323
CIBER, Inc.*	15,947	44,173
Computer Task Group, Inc.*	4,676	30,207
CSG Systems International, Inc.* (a)	9,406	172,412
CyberSource Corp.*	19,841	506,541
Echo Global Logistics, Inc.*	2,944	35,946
Euronet Worldwide, Inc.* (a)	13,663	174,750
Exlservice Holdings, Inc.*	4,452	76,441
Forrester Research, Inc.*	4,019	121,615
Global Cash Access Holdings, Inc.*	13,928	100,421
Heartland Payment Systems, Inc. (a)	10,677	158,447
iGATE Corp.	6,532	83,740
infoGROUP, Inc.*	10,740	85,705
Integral Systems, Inc.*	5,053	32,087
Lionbridge Technologies, Inc.*	17,064	77,982
ManTech International Corp. "A"* (a)	6,125	260,741
MAXIMUS, Inc.	4,825	279,223
MoneyGram International, Inc.* (a)	22,718	55,659
NCI, Inc. "A"*	1,678	37,889
Online Resources Corp.*	8,500	35,275
RightNow Technologies, Inc.* (a)	6,050	94,924
Sapient Corp.	28,499	288,980
SPS Commerce, Inc.*	1,314	15,269
SRA International, Inc. "A"*	11,863	233,345
Stream Global Services, Inc.*	1,538	8,613
Syntel, Inc.	3,783	128,433
TeleTech Holdings, Inc.*	8,338	107,477
The Hackett Group, Inc.*	7,890	22,171
Tier Technologies, Inc. "B"*	3,861	23,475
TNS, Inc.*	6,975	121,644
Unisys Corp.*	11,820	218,552
VeriFone Systems, Inc.* (a)	23,666	447,997
Virtusa Corp.*	4,203	39,214
Wright Express Corp.* (a)	10,654	316,424
		5,144,511
Semiconductors & Semiconductor Equipment 3.7%
Actel Corp.*	5,916	75,843
Advanced Analogic Technologies, Inc.*	11,187	35,687
Advanced Energy Industries, Inc.*	10,067	123,723
Alpha & Omega Semiconductor Ltd.*	1,396	19,279
Amkor Technology, Inc.* (a)	28,958	159,559
ANADIGICS, Inc.*	18,328	79,910
Applied Micro Circuits Corp.* (a)	18,384	192,664
ATMI, Inc.*	8,526	124,821
Axcelis Technologies, Inc.*	28,848	44,714
AXT, Inc.*	8,503	38,349
Brooks Automation, Inc.*	18,225	140,879
Cabot Microelectronics Corp.*	6,573	227,360
Cavium Networks, Inc.* (a)	12,250	320,827
CEVA, Inc.*	6,200	78,120
Cirrus Logic, Inc.* (a)	18,174	287,331
Cohu, Inc.	6,487	78,687
Conexant Systems, Inc.*	22,535	50,478
Cymer, Inc.*	8,256	248,010
Diodes, Inc.* (a)	9,298	147,559
DSP Group, Inc.*	6,073	38,806
Entegris, Inc.* (a)	36,122	143,404
Entropic Communications, Inc.*	14,776	93,680
	Shares	Value ($)

Evergreen Solar, Inc.* (a)	52,108	35,538
Exar Corp.*	9,949	68,947
FEI Co.*	10,684	210,582
FormFactor, Inc.* (a)	13,717	148,144
FSI International, Inc.*	8,870	37,165
GSI Technology, Inc.*	5,571	31,866
GT Solar International, Inc.* (a)	17,222	96,443
Hittite Microwave Corp.*	7,535	337,116
Ikanos Communications, Inc.*	8,327	13,406
Integrated Device Technology, Inc.*	44,968	222,592
Integrated Silicon Solution, Inc.*	7,155	53,949
IXYS Corp.*	6,691	59,148
Kopin Corp.*	18,387	62,332
Kulicke & Soffa Industries, Inc.* (a)	19,411	136,265
Lattice Semiconductor Corp.*	31,184	135,339
LTX-Credence Corp.*	40,659	115,065
Mattson Technology, Inc.*	13,859	52,526
MaxLinear, Inc. "A"*	2,065	28,869
Micrel, Inc.	14,288	145,452
Microsemi Corp.*	23,306	340,967
Microtune, Inc.* (a)	16,500	35,145
Mindspeed Technologies, Inc.*	8,832	66,152
MIPS Technologies, Inc.*	12,756	65,183
MKS Instruments, Inc.* (a)	13,861	259,478
Monolithic Power Systems, Inc.*	8,923	159,365
MoSys, Inc.*	7,493	33,119
Nanometrics, Inc.*	4,929	49,734
Netlogic Microsystems, Inc.* (a)	17,324	471,213
NVE Corp.*	1,302	56,676
OmniVision Technologies, Inc.*	14,267	305,884
PDF Solutions, Inc.*	6,254	30,019
Pericom Semiconductor Corp.*	7,211	69,226
Photronics, Inc.* (a)	13,946	63,036
PLX Technology, Inc.*	10,985	46,027
Power Integrations, Inc. (a)	6,937	223,337
RF Micro Devices, Inc.*	73,938	289,098
Rubicon Technology, Inc.* (a)	3,975	118,415
Rudolph Technologies, Inc.*	9,114	68,811
Semtech Corp.*	17,366	284,281
Sigma Designs, Inc.* (a)	8,939	89,479
Silicon Image, Inc.*	20,642	72,453
Spansion, Inc. "A"*	3,570	58,227
Standard Microsystems Corp.* (a)	6,165	143,521
Supertex, Inc.* (a)	2,811	69,319
Tessera Technologies, Inc.*	13,881	222,790
Trident Microsystems, Inc.*	19,351	27,478
TriQuint Semiconductor, Inc.*	43,598	266,384
Ultra Clean Holdings, Inc.*	5,955	50,737
Ultratech, Inc.*	6,493	105,641
Veeco Instruments, Inc.* (a)	11,218	384,553
Virage Logic Corp.*	6,309	75,014
Volterra Semiconductor Corp.*	6,931	159,829
Zoran Corp.*	14,486	138,196
		9,639,221
Software 4.2%
ACI Worldwide, Inc.*	9,394	182,901
Actuate Corp.*	12,563	55,905
Advent Software, Inc.*	4,326	203,149
American Software, Inc. "A"	6,800	31,416
ArcSight, Inc.*	6,787	151,961
Ariba, Inc.*	24,683	393,200
Aspen Technology, Inc.*	17,213	187,450
Blackbaud, Inc. (a)	12,401	269,970
	Shares	Value ($)

Blackboard, Inc.* (a)	9,387	350,417
Bottomline Technologies, Inc.*	7,782	101,399
CDC Corp. "A"*	27,277	56,736
Commvault Systems, Inc.*	12,120	272,700
Concur Technologies, Inc.* (a)	11,132	475,114
Convio, Inc.*	1,654	12,140
Deltek, Inc.* (a)	5,945	49,581
DemandTec, Inc.* (a)	4,962	33,494
Digimarc Corp.*	1,854	34,763
Double-Take Software, Inc.*	5,871	61,587
Ebix, Inc.* (a)	7,407	116,142
Epicor Software Corp.*	13,221	105,636
EPIQ Systems, Inc.*	9,361	121,038
ePlus, Inc.*	1,066	18,655
Fair Isaac Corp. (a)	12,808	279,086
FalconStor Software, Inc.*	8,242	21,759
Fortinet, Inc.*	10,947	179,969
Guidance Software, Inc.*	3,696	19,293
Interactive Intelligence, Inc.* (a)	3,676	60,397
Jack Henry & Associates, Inc.	23,588	563,281
JDA Software Group, Inc.*	11,518	253,166
Kenexa Corp.*	6,028	72,336
Lawson Software, Inc.*	38,570	281,561
Magma Design Automation, Inc.*	14,409	40,922
Manhattan Associates, Inc.* (a)	6,284	173,124
Mentor Graphics Corp.*	29,420	260,367
MicroStrategy, Inc. "A"*	2,477	185,998
Monotype Imaging Holdings, Inc.*	5,975	53,835
NetScout Systems, Inc.*	8,419	119,718
NetSuite, Inc.*	5,078	64,186
OPNET Technologies, Inc.	3,534	51,914
Parametric Technology Corp.* (a)	32,124	503,383
Pegasystems, Inc. (a)	4,491	144,206
Progress Software Corp.*	11,650	349,850
PROS Holdings, Inc.*	4,910	31,915
QAD, Inc.	3,400	14,042
Quest Software, Inc.*	16,569	298,905
Radiant Systems, Inc.*	8,318	120,278
Renaissance Learning, Inc.	3,640	53,472
Rosetta Stone, Inc.*	2,899	66,561
S1 Corp.*	14,327	86,105
Smith Micro Software, Inc.*	8,434	80,207
Solarwinds, Inc.* (a)	9,673	155,155
Sonic Solutions*	7,057	58,926
SonicWALL, Inc.*	15,043	176,755
Sourcefire, Inc.* (a)	7,610	144,590
SRS Labs, Inc.*	3,541	32,400
SS&C Technologies Holdings, Inc.*	3,416	54,758
SuccessFactors, Inc.* (a)	17,413	362,016
Symyx Technologies, Inc.*	8,820	44,188
Synchronoss Technologies, Inc.*	5,627	106,744
Take-Two Interactive Software, Inc.* (a)	19,519	175,671
Taleo Corp. "A"*	11,111	269,886
TeleCommunication Systems, Inc. "A"*	12,735	52,723
TeleNav, Inc.*	2,233	18,735
THQ, Inc.* (a)	18,916	81,717
TIBCO Software, Inc.*	45,981	554,531
TiVo, Inc.*	32,573	240,389
Tyler Technologies, Inc.* (a)	8,547	132,649
Ultimate Software Group, Inc.* (a)	6,785	222,955
Unica Corp.*	5,064	48,513
	Shares	Value ($)

VASCO Data Security International, Inc.*	7,175	44,270
Virnetx Holding Corp.	9,001	53,286
Wave Systems Corp. "A"*	22,225	72,009
Websense, Inc.*	11,917	225,231
		11,043,287
Materials 4.7%
Chemicals 2.1%
A. Schulman, Inc.	8,740	165,710
American Vanguard Corp. (a)	5,708	45,264
Arch Chemicals, Inc.	6,267	192,648
Balchem Corp.	7,658	191,450
Calgon Carbon Corp.* (a)	15,680	207,603
Ferro Corp.*	23,675	174,485
Georgia Gulf Corp.*	9,370	124,996
H.B. Fuller Co.	13,559	257,485
Hawkins, Inc. (a)	2,414	58,129
Innophos Holdings, Inc.	5,932	154,706
KMG Chemicals, Inc.	1,701	24,426
Koppers Holdings, Inc.	5,591	125,686
Kraton Performance Polymers, Inc.*	3,282	61,669
Landec Corp.*	6,891	40,588
LSB Industries, Inc.* (a)	4,577	60,920
Minerals Technologies, Inc.	5,204	247,398
NewMarket Corp.	2,875	251,045
NL Industries, Inc.	1,832	11,175
Olin Corp. (a)	21,803	394,416
OM Group, Inc.*	8,517	203,216
Omnova Solutions, Inc.* (a)	11,912	93,033
PolyOne Corp.*	25,703	216,419
Quaker Chemical Corp.	3,098	83,925
Rockwood Holdings, Inc.* (a)	14,446	327,780
Senomyx, Inc.*	10,754	40,758
Sensient Technologies Corp. (a)	13,720	355,760
Solutia, Inc.*	33,839	443,291
Spartech Corp.*	8,472	86,838
Stepan Co.	2,189	149,793
STR Holdings, Inc.*	7,872	147,994
TPC Group, Inc.*	2,187	36,304
W.R. Grace & Co.* (a)	20,092	422,736
Westlake Chemical Corp. (a)	5,261	97,697
Zep, Inc.	5,729	99,914
Zoltek Companies, Inc.* (a)	8,109	68,683
		5,663,940
Construction Materials 0.1%
Headwaters, Inc.*	15,745	44,716
Texas Industries, Inc.	5,776	170,623
United States Lime & Minerals, Inc.*	820	31,586
		246,925
Containers & Packaging 0.5%
AEP Industries, Inc.*	1,272	30,375
Boise, Inc.* (a)	19,374	106,363
Graham Packaging Co., Inc.*	4,730	56,618
Graphic Packaging Holding Co.*	29,751	93,716
Myers Industries, Inc.	9,851	79,694
Rock-Tenn Co. "A"	10,786	535,741
Silgan Holdings, Inc.	15,010	425,984
		1,328,491
Metals & Mining 1.5%
A.M. Castle & Co.* (a)	4,420	61,394
Allied Nevada Gold Corp.* (a)	17,557	345,522
AMCOL International Corp. (a)	6,569	154,372
	Shares	Value ($)

Brush Engineered Materials, Inc.*	5,482	109,530
Capital Gold Corp.*	13,486	53,944
Century Aluminum Co.* (a)	17,719	156,459
Coeur d'Alene Mines Corp.* (a)	24,116	380,551
General Moly, Inc.* (a)	16,931	52,147
Globe Specialty Metals, Inc.*	17,065	176,281
Golden Star Resources Ltd.*	71,549	313,385
Haynes International, Inc.	3,245	100,043
Hecla Mining Co.* (a)	67,393	351,791
Horsehead Holding Corp.*	11,599	87,688
Jaguar Mining, Inc.*	23,334	206,039
Kaiser Aluminum Corp. (a)	4,227	146,550
Metals USA Holdings Corp.*	3,243	48,483
Noranda Aluminum Holding Corp.*	3,317	21,328
Olympic Steel, Inc.	2,681	61,583
RTI International Metals, Inc.* (a)	8,371	201,825
Stillwater Mining Co.* (a)	12,266	142,531
Thompson Creek Metals Co., Inc.*	38,806	336,836
Universal Stainless & Alloy Products, Inc.*	1,980	31,660
US Energy Corp.*	7,549	35,858
US Gold Corp.*	24,804	124,268
Worthington Industries, Inc.	16,465	211,740
		3,911,808
Paper & Forest Products 0.5%
Buckeye Technologies, Inc.*	11,092	110,365
Clearwater Paper Corp.*	3,259	178,463
Deltic Timber Corp.	2,887	120,677
KapStone Paper & Packaging Corp.*	10,558	117,616
Louisiana-Pacific Corp.* (a)	35,354	236,518
Neenah Paper, Inc.	4,074	74,554
P.H. Glatfelter Co.	12,449	135,072
Schweitzer-Mauduit International, Inc. (a)	5,162	260,423
Verso Paper Corp.*	4,102	9,476
Wausau Paper Corp.*	13,859	93,825
		1,336,989
Telecommunication Services 1.0%
Diversified Telecommunication Services 0.7%
AboveNet, Inc.*	6,227	293,790
Alaska Communications Systems Group, Inc. (a)	12,079	102,551
Atlantic Tele-Network, Inc.	2,519	104,035
Cbeyond, Inc.* (a)	7,453	93,162
Cincinnati Bell, Inc.*	55,882	168,205
Cogent Communications Group, Inc.* (a)	12,376	93,810
Consolidated Communications Holdings, Inc.	6,858	116,655
General Communication, Inc. "A"*	13,184	100,067
Global Crossing Ltd.* (a)	8,698	91,938
Globalstar, Inc.*	19,342	29,787
IDT Corp. "B"*	3,939	50,222
Iridium Communications, Inc.*	9,459	94,968
Neutral Tandem, Inc.* (a)	9,318	104,827
PAETEC Holding Corp.*	36,171	123,343
Premiere Global Services, Inc.*	16,231	102,904
Vonage Holdings Corp.*	29,283	67,351
		1,737,615
	Shares	Value ($)

Wireless Telecommunication Services 0.3%
FiberTower Corp.*	12,765	60,251
ICO Global Communications (Holdings) Ltd.*	26,197	42,177
NTELOS Holdings Corp.	8,134	139,905
Shenandoah Telecommunications Co. (a)	6,495	115,221
Syniverse Holdings, Inc.*	19,187	392,374
USA Mobility, Inc.	6,040	78,037
		827,965
Utilities 3.1%
Electric Utilities 1.2%
ALLETE, Inc.	8,556	292,958
Central Vermont Public Service Corp.	3,409	67,294
Cleco Corp. (a)	16,715	441,443
El Paso Electric Co.*	12,063	233,419
Empire District Electric Co. (a)	11,342	212,889
IDACORP, Inc.	13,259	441,127
MGE Energy, Inc. (a)	6,448	232,386
PNM Resources, Inc.	23,866	266,822
Portland General Electric Co.	21,080	386,396
UIL Holdings Corp.	8,460	211,754
Unisource Energy Corp.	10,007	302,011
Unitil Corp.	2,880	60,221
		3,148,720
Gas Utilities 1.2%
Chesapeake Utilities Corp.	2,610	81,954
New Jersey Resources Corp. (a)	11,461	403,427
Nicor, Inc. (a)	12,570	509,085
Northwest Natural Gas Co. (a)	7,291	317,669
Piedmont Natural Gas Co., Inc. (a)	19,901	503,495
South Jersey Industries, Inc. (a)	8,247	354,291
Southwest Gas Corp.	12,574	370,933
The Laclede Group, Inc.	6,148	203,683
WGL Holdings, Inc. (a)	13,946	474,583
		3,219,120
Independent Power Producers & Energy Traders 0.0%
American DG Energy, Inc.*	5,451	16,953
Dynegy, Inc.*	28,518	109,794
		126,747
Multi-Utilities 0.4%
Avista Corp.	15,107	295,040
Black Hills Corp.	10,764	306,451
CH Energy Group, Inc.	4,496	176,423
NorthWestern Corp.	9,995	261,869
		1,039,783
Water Utilities 0.3%
American States Water Co.	5,163	171,102
Artesian Resources Corp. "A"	1,786	32,970
Cadiz, Inc.* (a)	3,128	37,755
California Water Service Group	5,492	196,064
Connecticut Water Service, Inc.	2,181	45,845
Consolidated Water Co., Ltd. (a)	3,947	44,917
Middlesex Water Co.	3,603	57,107
SJW Corp.	3,607	84,548
Southwest Water Co.	7,738	81,094
York Water Co. (a)	3,576	50,779
		802,181
Total Common Stocks (Cost $292,484,438)		258,497,761
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 0.205%**, 11/18/2010 (b) (Cost $769,385)	770,000	769,446
	Shares	Value ($)

Closed-End Investment Companies 0.2%
Apollo Investment Corp.	53,623	500,303
Golub Capital BDC LLC	2,033	29,316
Kayne Anderson Energy Development Co.	2,599	39,427
THL Credit, Inc.*	2,474	28,451
Total Closed-End Investment Companies (Cost $944,040)		597,497

	Shares	Value ($)

Securities Lending Collateral 34.1%
Daily Assets Fund Institutional, 0.27% (c) (d) (Cost $90,094,223)	90,094,223	90,094,223

Cash Equivalents 1.6%
Central Cash Management Fund, 0.21% (c) (Cost $4,201,042)	4,201,042	4,201,042
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $388,493,128)+	134.1	354,159,969
Other Assets and Liabilities, Net (a)	(34.1)	(90,127,105)
Net Assets	100.0	264,032,864

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $390,454,699. At June 30, 2010, net unrealized depreciation for all securities based on tax cost was $36,294,730. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $29,198,779 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $65,493,509.

(a) All or a portion of these securities were on loan, amounting to $84,729,721. In addition, included in other assets and liabilities, net is a pending sale, amounting to $2,605,462 that is also on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2010 amounted to $87,335,183, which is 33.1% of net assets.

(b) At June 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
Russell E Mini 2000 Index	USD	9/17/2010	91	5,530,980	(292,596)
Currency Abbreviation
USD United States Dollar

For information on the Portfolio's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$ 258,497,761	$ —	$ —	$ 258,497,761
Closed-End Investment Companies	597,497	—	—	597,497
Short-Term Investments (e)	94,295,265	769,446	—	95,064,711
Total	$ 353,390,523	$ 769,446	$ —	$ 354,159,969
Liabilities
Derivatives (f)	$ (292,596)	$ —	$ —	$ (292,596)
Total	$ (292,596)	$ —	$ —	$ (292,596)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $294,197,863) — including $84,729,721 of securities loaned	$ 259,864,704
Investment in Daily Assets Fund Institutional (cost $90,094,223)*	90,094,223
Investment in Central Cash Management Fund (cost $4,201,042)	4,201,042
Total investments at value (cost $388,493,128)	354,159,969
Cash	1,547,668
Receivable for investments sold	2,611,159
Dividends receivable	286,621
Interest receivable	44,251
Receivable for Portfolio shares sold	64,537
Other assets	7,331
Total assets	358,721,536
Liabilities
Payable for investments purchased	4,143,126
Payable upon return of securities loaned	90,094,223
Payable for Portfolio shares redeemed	158,860
Payable for daily variation margin on open futures contracts	43,489
Accrued management fee	79,225
Other accrued expenses and payables	169,749
Total liabilities	94,688,672
Net assets, at value	$ 264,032,864
Net Assets Consist of
Undistributed net investment income	1,155,403
Net unrealized appreciation (depreciation) on: Investments	(34,333,159)
Futures	(292,596)
Accumulated net realized gain (loss)	(24,649,571)
Paid-in capital	322,152,787
Net assets, at value	$ 264,032,864
Class A Net Asset Value, offering and redemption price per share ($222,519,729 ÷ 23,174,297 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 9.60
Class B Net Asset Value, offering and redemption price per share ($41,513,135 ÷ 4,320,997 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 9.61

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2010 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $69)	$ 1,886,323
Income distributions — Central Cash Management Fund	4,416
Interest	554
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	269,992
Total Income	2,161,285
Expenses: Management fee	536,933
Administration fee	153,409
Custodian fee	15,326
Distribution service fee (Class B)	58,504
Services to shareholders	6,191
Professional fees	31,449
Trustees' fees and expenses	8,046
Reports to shareholders	42,713
Other	33,213
Total expenses before expense reductions	885,784
Expense reductions	(13,504)
Total expenses after expense reductions	872,280
Net investment income (loss)	1,289,005
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(2,548,457)
Futures	(281,844)
(2,830,301)
Change in net unrealized appreciation (depreciation) on: Investments	(1,724,639)
Futures	(465,528)
(2,190,167)
Net gain (loss)	(5,020,468)
Net increase (decrease) in net assets resulting from operations	$ (3,731,463)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations: Net investment income (loss)	$ 1,289,005	$ 2,948,189
Net realized gain (loss)	(2,830,301)	(18,300,164)
Change in net unrealized appreciation (depreciation)	(2,190,167)	81,005,584
Net increase (decrease) in net assets resulting from operations	(3,731,463)	65,653,609
Distributions to shareholders from: Net investment income: Class A	(2,379,611)	(3,930,572)
Class B	(308,033)	(665,403)
Net realized gains: Class A	—	(14,741,493)
Class B	—	(2,865,686)
Total distributions	(2,687,644)	(22,203,154)
Portfolio share transactions: Class A Proceeds from shares sold	20,003,777	55,527,066
Reinvestment of distributions	2,379,611	18,672,065
Cost of shares redeemed	(52,855,655)	(50,441,144)
Net increase (decrease) in net assets from Class A share transactions	(30,472,267)	23,757,987
Class B Proceeds from shares sold	5,026,942	4,826,794
Reinvestment of distributions	308,033	3,531,089
Cost of shares redeemed	(7,929,308)	(11,925,807)
Net increase (decrease) in net assets from Class B share transactions	(2,594,333)	(3,567,924)
Increase (decrease) in net assets	(39,485,707)	63,640,518
Net assets at beginning of period	303,518,571	239,878,053
Net assets at end of period (including undistributed net investment income of $1,155,403 and $2,554,042, respectively)	$ 264,032,864	$ 303,518,571
Other Information
Class A Shares outstanding at beginning of period	26,097,119	22,888,959
Shares sold	1,880,881	6,645,343
Shares issued to shareholders in reinvestment of distributions	204,962	2,547,349
Shares redeemed	(5,008,665)	(5,984,532)
Net increase (decrease) in Class A shares	(2,922,822)	3,208,160
Shares outstanding at end of period	23,174,297	26,097,119
Class B Shares outstanding at beginning of period	4,564,752	4,907,741
Shares sold	484,122	579,861
Shares issued to shareholders in reinvestment of distributions	26,509	481,731
Shares redeemed	(754,386)	(1,404,581)
Net increase (decrease) in Class B shares	(243,755)	(342,989)
Shares outstanding at end of period	4,320,997	4,564,752

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 9.90	$ 8.63	$ 14.71	$ 16.12	$ 14.40	$ 14.35
Income (loss) from investment operations: Net investment income (loss)[b]	.05	.10	.18	.17	.14	.11
Net realized and unrealized gain (loss)	(.25)	1.93	(4.77)	(.40)	2.34	.42
Total from investment operations	(.20)	2.03	(4.59)	(.23)	2.48	.53
Less distributions from: Net investment income	(.10)	(.16)	(.20)	(.14)	(.10)	(.09)
Net realized gains	—	(.60)	(1.29)	(1.04)	(.66)	(.39)
Total distributions	(.10)	(.76)	(1.49)	(1.18)	(.76)	(.48)
Net asset value, end of period	$ 9.60	$ 9.90	$ 8.63	$ 14.71	$ 16.12	$ 14.40
Total Return (%)[c]	(2.23)**	26.57	(34.12)	(1.90)	17.49	4.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	223	258	198	305	536	449
Ratio of expenses before expense reductions (%)	.54*	.56	.54	.53	.47	.46
Ratio of expenses after expense reductions (%)	.53*	.50	.47	.51	.45	.45
Ratio of net investment income (loss) (%)	.88*	1.19	1.51	1.09	.93	.78
Portfolio turnover rate (%)	12**	26	25	24[d]	42	26

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

Class B Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 9.89	$ 8.62	$ 14.70	$ 16.11	$ 14.39	$ 14.34
Income (loss) from investment operations: Net investment income (loss)[b]	.03	.08	.15	.13	.10	.07
Net realized and unrealized gain (loss)	(.24)	1.93	(4.77)	(.40)	2.34	.43
Total from investment operations	(.21)	2.01	(4.62)	(.27)	2.44	.50
Less distributions from: Net investment income	(.07)	(.14)	(.17)	(.10)	(.06)	(.06)
Net realized gains	—	(.60)	(1.29)	(1.04)	(.66)	(.39)
Total distributions	(.07)	(.74)	(1.46)	(1.14)	(.72)	(.45)
Net asset value, end of period	$ 9.61	$ 9.89	$ 8.62	$ 14.70	$ 16.11	$ 14.39
Total Return (%)[c]	(2.27)**	26.27	(34.33)	(2.16)	17.19	3.99
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42	45	42	73	68	45
Ratio of expenses before expense reductions (%)	.79*	.81	.79	.78	.72	.71
Ratio of expenses after expense reductions (%)	.78*	.75	.72	.76	.70	.70
Ratio of net investment income (loss) (%)	.63*	.93	1.26	.84	.68	.53
Portfolio turnover rate (%)	12**	26	25	24[d]	42	26

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of two series. DWS Small Cap Index VIP (the "Portfolio") is a diversified series of the Trust offered to investors. The Portfolio is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Portfolio offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B shares average daily net assets. Class A shares are not subject to such Rule 12b-1 distribution fees.

Investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities and closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are classified as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are classified as Level 1.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's investment portfolio.

Securities Lending. The Portfolio may lend securities to certain financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Derivatives. Authoritative accounting guidance requires that disclosures about the Portfolio's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Portfolio's derivatives are not accounted for as hedging instruments. As such, even though the Portfolio may use derivatives in an attempt to achieve an economic hedge, the Portfolio's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio invests in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2010 is included in a table following the Portfolio's Investment Portfolio. For the six months ended June 30, 2010, the Portfolio invested in futures contracts with a total notional value generally indicative of a range from approximately $5,178,000 to $8,261,000.

The following tables summarize the value of the Portfolio's derivative instruments held as of June 30, 2010 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Equity Contracts (a)	$ (292,596)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Net unrealized appreciation (depreciation) on futures. Liability of payable for daily variation margin on open futures contracts reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ (281,844)

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (465,528)

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized depreciation on futures

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At December 31, 2009, the Portfolio had a net tax basis capital loss carryforward of approximately $19,477,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2017 (the expiration date) whichever occurs first.

In addition,from November 1, 2009 through December 31, 2009, the Portfolio incurred approximately $74,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ending December 31, 2010.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2009 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Portfolio, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific portfolio are allocated to that portfolio. Other Trust expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios in the Trust.

Real Estate Investment Trusts. The Portfolio periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Portfolio distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended June 30, 2010, purchases and sales of investment securities (excluding short-term investments) aggregated $35,186,150 and $70,541,299, respectively.

C. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Portfolio or delegates such responsibility to the Portfolio's sub-advisor. Pursuant to the Investment Management Agreement with the Advisor, the Portfolio pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate of 0.35%.

Northern Trust Investments, N.A. ("NTI") acts as investment sub-advisor for the Portfolio. As the Portfolio's investment sub-advisor, NTI makes the Portfolio's investment decisions. It buys and sells securities for the Portfolio and conducts the research that leads to these purchase and sale decisions. NTI is paid by the Advisor for its services.

For the period from January 1, 2010 through April 30, 2011 (through September 30, 2010 for Class B), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Portfolio to the extent necessary to maintain operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.53%
Class B	.93%

Accordingly, for the six months ended June 30, 2010, the Advisor waived a portion of its management fee aggregating $12,850 and the amount charged aggregated $524,083, which was equivalent to an annualized effective rate of 0.34% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays DIMA an annual fee ("Administration Fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2010, the Administration Fee was $153,409, of which $23,213 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Portfolio's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2010, the Distribution Service Fee was as follows:

Distribution Service Fee	Total Aggregated	Unpaid at June 30, 2010
Class B	$ 58,504	$ 9,117

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Portfolio. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Portfolio. For the six months ended June 30, 2010, the amounts charged to the Portfolio by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2010
Class A	$ 654	$ 654	$ —
Class B	179	—	90
	$ 833	$ 654	$ 90

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the six months ended June 30, 2010, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $9,807, of which $3,694 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. The Portfolio indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Ownership of the Portfolio

At June 30, 2010, one participating insurance company was beneficial owner of record of 10% or more of the total outstanding Class A shares of the Portfolio, owning 59%. At June 30, 2010, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Portfolio, each owning 46% and 25%, respectively.

F. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Portfolio's financial statements.

Proxy Voting

The Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Portfolio's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Deutsche Investment Management Americas Inc. ("DIMA"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Investments Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

vit-scif-3 (R-18030-1 8/10)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2010